Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE MUNICIPALS TRUST
Entity Central Index Key	0000778365
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000013178
Shareholder Report [Line Items]
Fund Name	Eaton Vance Georgia Municipal Income Fund
Class Name	Class A
Trading Symbol	ETGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Georgia Municipal Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.71%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance

↓ An overweight exposure to, and security selections in AA-rated bonds detracted from relative returns during the period

↑ An underweight position and security selections in BBB-rated bonds helped returns as lower-rated bonds generally underperformed higher-rated bonds

↑ Overweight positions and security selections in Industrial Development Revenue/ Pollution Control Revenue bonds also contributed to returns

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Georgia Municipal Bond Index
8/15	$9,675	$10,000	$10,000
9/15	$9,758	$10,072	$10,069
10/15	$9,783	$10,112	$10,098
11/15	$9,844	$10,153	$10,129
12/15	$9,926	$10,224	$10,183
1/16	$10,032	$10,346	$10,295
2/16	$10,010	$10,362	$10,311
3/16	$10,070	$10,395	$10,334
4/16	$10,153	$10,472	$10,399
5/16	$10,178	$10,500	$10,415
6/16	$10,343	$10,667	$10,561
7/16	$10,310	$10,673	$10,570
8/16	$10,347	$10,688	$10,590
9/16	$10,313	$10,634	$10,537
10/16	$10,209	$10,523	$10,451
11/16	$9,858	$10,130	$10,102
12/16	$9,965	$10,249	$10,209
1/17	$9,977	$10,317	$10,271
2/17	$10,037	$10,389	$10,335
3/17	$10,050	$10,411	$10,347
4/17	$10,122	$10,487	$10,412
5/17	$10,266	$10,653	$10,561
6/17	$10,231	$10,615	$10,524
7/17	$10,280	$10,701	$10,593
8/17	$10,366	$10,782	$10,662
9/17	$10,319	$10,727	$10,604
10/17	$10,284	$10,754	$10,627
11/17	$10,237	$10,696	$10,570
12/17	$10,323	$10,808	$10,663
1/18	$10,214	$10,681	$10,551
2/18	$10,190	$10,649	$10,533
3/18	$10,239	$10,688	$10,558
4/18	$10,216	$10,650	$10,524
5/18	$10,315	$10,772	$10,628
6/18	$10,316	$10,781	$10,644
7/18	$10,340	$10,807	$10,662
8/18	$10,365	$10,835	$10,679
9/18	$10,315	$10,765	$10,616
10/18	$10,253	$10,698	$10,562
11/18	$10,366	$10,817	$10,677
12/18	$10,477	$10,946	$10,792
1/19	$10,577	$11,029	$10,872
2/19	$10,614	$11,088	$10,925
3/19	$10,751	$11,263	$11,075
4/19	$10,762	$11,306	$11,114
5/19	$10,885	$11,462	$11,261
6/19	$10,933	$11,504	$11,308
7/19	$11,006	$11,597	$11,393
8/19	$11,153	$11,780	$11,559
9/19	$11,062	$11,685	$11,450
10/19	$11,071	$11,706	$11,476
11/19	$11,081	$11,735	$11,507
12/19	$11,116	$11,771	$11,545
1/20	$11,291	$11,983	$11,744
2/20	$11,415	$12,137	$11,897
3/20	$11,088	$11,697	$11,465
4/20	$10,954	$11,550	$11,356
5/20	$11,284	$11,918	$11,710
6/20	$11,343	$12,016	$11,827
7/20	$11,504	$12,218	$12,010
8/20	$11,446	$12,161	$11,979
9/20	$11,465	$12,163	$11,997
10/20	$11,431	$12,127	$11,969
11/20	$11,580	$12,310	$12,124
12/20	$11,636	$12,385	$12,167
1/21	$11,680	$12,464	$12,228
2/21	$11,513	$12,266	$12,043
3/21	$11,568	$12,341	$12,115
4/21	$11,650	$12,445	$12,197
5/21	$11,679	$12,482	$12,218
6/21	$11,693	$12,516	$12,239
7/21	$11,773	$12,620	$12,335
8/21	$11,735	$12,574	$12,295
9/21	$11,643	$12,483	$12,214
10/21	$11,631	$12,446	$12,171
11/21	$11,712	$12,552	$12,275
12/21	$11,727	$12,573	$12,289
1/22	$11,435	$12,229	$11,974
2/22	$11,372	$12,185	$11,933
3/22	$11,067	$11,790	$11,552
4/22	$10,803	$11,464	$11,257
5/22	$10,927	$11,634	$11,399
6/22	$10,784	$11,443	$11,234
7/22	$11,016	$11,746	$11,510
8/22	$10,792	$11,488	$11,260
9/22	$10,436	$11,047	$10,822
10/22	$10,375	$10,956	$10,717
11/22	$10,788	$11,468	$11,209
12/22	$10,809	$11,501	$11,225
1/23	$11,074	$11,831	$11,545
2/23	$10,854	$11,564	$11,289
3/23	$11,054	$11,820	$11,518
4/23	$11,051	$11,793	$11,519
5/23	$10,952	$11,691	$11,408
6/23	$11,032	$11,808	$11,513
7/23	$11,057	$11,855	$11,556
8/23	$10,944	$11,684	$11,415
9/23	$10,639	$11,342	$11,090
10/23	$10,486	$11,245	$11,012
11/23	$11,138	$11,959	$11,677
12/23	$11,416	$12,237	$11,945
1/24	$11,402	$12,174	$11,875
2/24	$11,388	$12,190	$11,900
3/24	$11,388	$12,190	$11,922
4/24	$11,277	$12,039	$11,793
5/24	$11,263	$12,003	$11,767
6/24	$11,433	$12,187	$11,936
7/24	$11,518	$12,299	$12,071
8/24	$11,575	$12,396	$12,159
9/24	$11,691	$12,518	$12,289
10/24	$11,536	$12,335	$12,135
11/24	$11,709	$12,549	$12,308
12/24	$11,567	$12,366	$12,131
1/25	$11,598	$12,428	$12,221
2/25	$11,714	$12,551	$12,325
3/25	$11,499	$12,338	$12,174
4/25	$11,443	$12,239	$12,086
5/25	$11,416	$12,247	$12,119
6/25	$11,492	$12,323	$12,209
7/25	$11,436	$12,298	$12,209
8/25	$11,524	$12,405	$12,325

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	(0.41)%	0.14%	1.77%
Class A with 3.25% Maximum Sales Charge	(3.60)%	(0.53)%	1.43%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Georgia Municipal Bond Index	1.36%	0.57%	2.11%

AssetsNet	$ 122,324,780
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 428,518
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$122,324,780
# of Portfolio Holdings	104
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$428,518

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	8.7%
BB	1.0%
BBB	4.4%
A	17.8%
AA	59.1%
AAA	9.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.9%
Industrial Development Revenue	4.7%
Other Revenue	4.9%
Electric Utilities	5.2%
Education	7.0%
Special Tax Revenue	7.2%
Housing	10.2%
Transportation	12.9%
Water and Sewer	13.2%
Hospital	13.9%
General Obligations	14.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013180
Shareholder Report [Line Items]
Fund Name	Eaton Vance Georgia Municipal Income Fund
Class Name	Class C
Trading Symbol	ECGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Georgia Municipal Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	1.47%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance

↓ An overweight exposure to, and security selections in AA-rated bonds detracted from relative returns during the period

↑ An underweight position and security selections in BBB-rated bonds helped returns as lower-rated bonds generally underperformed higher-rated bonds

↑ Overweight positions and security selections in Industrial Development Revenue/ Pollution Control Revenue bonds also contributed to returns

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg Georgia Municipal Bond Index
8/15	$10,000	$10,000	$10,000
9/15	$10,075	$10,072	$10,069
10/15	$10,106	$10,112	$10,098
11/15	$10,149	$10,153	$10,129
12/15	$10,236	$10,224	$10,183
1/16	$10,344	$10,346	$10,295
2/16	$10,318	$10,362	$10,311
3/16	$10,370	$10,395	$10,334
4/16	$10,446	$10,472	$10,399
5/16	$10,454	$10,500	$10,415
6/16	$10,619	$10,667	$10,561
7/16	$10,593	$10,673	$10,570
8/16	$10,624	$10,688	$10,590
9/16	$10,575	$10,634	$10,537
10/16	$10,470	$10,523	$10,451
11/16	$10,095	$10,130	$10,102
12/16	$10,204	$10,249	$10,209
1/17	$10,211	$10,317	$10,271
2/17	$10,264	$10,389	$10,335
3/17	$10,271	$10,411	$10,347
4/17	$10,347	$10,487	$10,412
5/17	$10,480	$10,653	$10,561
6/17	$10,442	$10,615	$10,524
7/17	$10,483	$10,701	$10,593
8/17	$10,560	$10,782	$10,662
9/17	$10,499	$10,727	$10,604
10/17	$10,472	$10,754	$10,627
11/17	$10,400	$10,696	$10,570
12/17	$10,488	$10,808	$10,663
1/18	$10,379	$10,681	$10,551
2/18	$10,340	$10,649	$10,533
3/18	$10,382	$10,688	$10,558
4/18	$10,344	$10,650	$10,524
5/18	$10,444	$10,772	$10,628
6/18	$10,441	$10,781	$10,644
7/18	$10,470	$10,807	$10,662
8/18	$10,477	$10,835	$10,679
9/18	$10,425	$10,765	$10,616
10/18	$10,350	$10,698	$10,562
11/18	$10,451	$10,817	$10,677
12/18	$10,575	$10,946	$10,792
1/19	$10,652	$11,029	$10,872
2/19	$10,695	$11,088	$10,925
3/19	$10,818	$11,263	$11,075
4/19	$10,835	$11,306	$11,114
5/19	$10,946	$11,462	$11,261
6/19	$10,985	$11,504	$11,308
7/19	$11,048	$11,597	$11,393
8/19	$11,193	$11,780	$11,559
9/19	$11,101	$11,685	$11,450
10/19	$11,093	$11,706	$11,476
11/19	$11,097	$11,735	$11,507
12/19	$11,124	$11,771	$11,545
1/20	$11,294	$11,983	$11,744
2/20	$11,404	$12,137	$11,897
3/20	$11,081	$11,697	$11,465
4/20	$10,938	$11,550	$11,356
5/20	$11,265	$11,918	$11,710
6/20	$11,314	$12,016	$11,827
7/20	$11,459	$12,218	$12,010
8/20	$11,398	$12,161	$11,979
9/20	$11,410	$12,163	$11,997
10/20	$11,372	$12,127	$11,969
11/20	$11,517	$12,310	$12,124
12/20	$11,563	$12,385	$12,167
1/21	$11,597	$12,464	$12,228
2/21	$11,424	$12,266	$12,043
3/21	$11,469	$12,341	$12,115
4/21	$11,552	$12,445	$12,197
5/21	$11,560	$12,482	$12,218
6/21	$11,579	$12,516	$12,239
7/21	$11,647	$12,620	$12,335
8/21	$11,605	$12,574	$12,295
9/21	$11,514	$12,483	$12,214
10/21	$11,484	$12,446	$12,171
11/21	$11,565	$12,552	$12,275
12/21	$11,560	$12,573	$12,289
1/22	$11,260	$12,229	$11,974
2/22	$11,196	$12,185	$11,933
3/22	$10,897	$11,790	$11,552
4/22	$10,624	$11,464	$11,257
5/22	$10,744	$11,634	$11,399
6/22	$10,596	$11,443	$11,234
7/22	$10,816	$11,746	$11,510
8/22	$10,592	$11,488	$11,260
9/22	$10,235	$11,047	$10,822
10/22	$10,162	$10,956	$10,717
11/22	$10,572	$11,468	$11,209
12/22	$10,573	$11,501	$11,225
1/23	$10,836	$11,831	$11,545
2/23	$10,604	$11,564	$11,289
3/23	$10,795	$11,820	$11,518
4/23	$10,799	$11,793	$11,519
5/23	$10,691	$11,691	$11,408
6/23	$10,759	$11,808	$11,513
7/23	$10,776	$11,855	$11,556
8/23	$10,656	$11,684	$11,415
9/23	$10,361	$11,342	$11,090
10/23	$10,205	$11,245	$11,012
11/23	$10,830	$11,959	$11,677
12/23	$11,090	$12,237	$11,945
1/24	$11,072	$12,174	$11,875
2/24	$11,055	$12,190	$11,900
3/24	$11,050	$12,190	$11,922
4/24	$10,931	$12,039	$11,793
5/24	$10,913	$12,003	$11,767
6/24	$11,062	$12,187	$11,936
7/24	$11,147	$12,299	$12,071
8/24	$11,180	$12,396	$12,159
9/24	$11,293	$12,518	$12,289
10/24	$11,134	$12,335	$12,135
11/24	$11,299	$12,549	$12,308
12/24	$11,140	$12,366	$12,131
1/25	$11,175	$12,428	$12,221
2/25	$11,275	$12,551	$12,325
3/25	$11,063	$12,338	$12,174
4/25	$11,009	$12,239	$12,086
5/25	$10,966	$12,247	$12,119
6/25	$11,029	$12,323	$12,209
7/25	$10,974	$12,298	$12,209
8/25	$11,225	$12,405	$12,325

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(1.03)%	(0.59)%	1.16%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(2.00)%	(0.59)%	1.16%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Georgia Municipal Bond Index	1.36%	0.57%	2.11%

AssetsNet	$ 122,324,780
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 428,518
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$122,324,780
# of Portfolio Holdings	104
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$428,518

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	8.7%
BB	1.0%
BBB	4.4%
A	17.8%
AA	59.1%
AAA	9.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.9%
Industrial Development Revenue	4.7%
Other Revenue	4.9%
Electric Utilities	5.2%
Education	7.0%
Special Tax Revenue	7.2%
Housing	10.2%
Transportation	12.9%
Water and Sewer	13.2%
Hospital	13.9%
General Obligations	14.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063956
Shareholder Report [Line Items]
Fund Name	Eaton Vance Georgia Municipal Income Fund
Class Name	Class I
Trading Symbol	EIGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Georgia Municipal Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.52%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance

↓ An overweight exposure to, and security selections in AA-rated bonds detracted from relative returns during the period

↑ An underweight position and security selections in BBB-rated bonds helped returns as lower-rated bonds generally underperformed higher-rated bonds

↑ Overweight positions and security selections in Industrial Development Revenue/ Pollution Control Revenue bonds also contributed to returns

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg Georgia Municipal Bond Index
8/15	$1,000,000	$1,000,000	$1,000,000
9/15	$1,008,687	$1,007,244	$1,006,872
10/15	$1,011,510	$1,011,249	$1,009,805
11/15	$1,017,916	$1,015,269	$1,012,852
12/15	$1,026,639	$1,022,402	$1,018,282
1/16	$1,038,900	$1,034,601	$1,029,477
2/16	$1,036,811	$1,036,228	$1,031,092
3/16	$1,043,140	$1,039,511	$1,033,366
4/16	$1,051,898	$1,047,154	$1,039,908
5/16	$1,053,511	$1,049,987	$1,041,492
6/16	$1,070,692	$1,066,690	$1,056,088
7/16	$1,068,655	$1,067,342	$1,057,044
8/16	$1,072,686	$1,068,782	$1,058,964
9/16	$1,068,192	$1,063,448	$1,053,732
10/16	$1,058,777	$1,052,291	$1,045,080
11/16	$1,021,516	$1,013,045	$1,010,191
12/16	$1,032,742	$1,024,938	$1,020,873
1/17	$1,035,375	$1,031,695	$1,027,088
2/17	$1,040,511	$1,038,859	$1,033,473
3/17	$1,043,259	$1,041,115	$1,034,680
4/17	$1,050,937	$1,048,669	$1,041,221
5/17	$1,064,786	$1,065,312	$1,056,102
6/17	$1,062,612	$1,061,492	$1,052,390
7/17	$1,067,788	$1,070,080	$1,059,282
8/17	$1,075,719	$1,078,223	$1,066,159
9/17	$1,071,052	$1,072,741	$1,060,360
10/17	$1,068,837	$1,075,359	$1,062,659
11/17	$1,062,900	$1,069,601	$1,056,950
12/17	$1,071,981	$1,080,781	$1,066,262
1/18	$1,062,142	$1,068,057	$1,055,112
2/18	$1,059,786	$1,064,866	$1,053,343
3/18	$1,063,829	$1,068,796	$1,055,829
4/18	$1,061,590	$1,064,982	$1,052,421
5/18	$1,072,031	$1,077,177	$1,062,830
6/18	$1,073,675	$1,078,096	$1,064,374
7/18	$1,076,355	$1,080,712	$1,066,173
8/18	$1,079,058	$1,083,488	$1,067,948
9/18	$1,072,829	$1,076,473	$1,061,572
10/18	$1,066,572	$1,069,844	$1,056,191
11/18	$1,078,439	$1,081,686	$1,067,738
12/18	$1,091,502	$1,094,637	$1,079,164
1/19	$1,100,750	$1,102,912	$1,087,202
2/19	$1,106,114	$1,108,817	$1,092,540
3/19	$1,119,189	$1,126,345	$1,107,518
4/19	$1,121,847	$1,130,578	$1,111,351
5/19	$1,134,857	$1,146,164	$1,126,115
6/19	$1,138,662	$1,150,397	$1,130,782
7/19	$1,146,436	$1,159,668	$1,139,298
8/19	$1,163,310	$1,177,960	$1,155,916
9/19	$1,153,961	$1,168,517	$1,144,973
10/19	$1,153,856	$1,170,611	$1,147,638
11/19	$1,155,084	$1,173,539	$1,150,723
12/19	$1,158,867	$1,177,122	$1,154,532
1/20	$1,177,282	$1,198,271	$1,174,350
2/20	$1,190,336	$1,213,723	$1,189,678
3/20	$1,157,925	$1,169,698	$1,146,478
4/20	$1,142,786	$1,155,018	$1,135,570
5/20	$1,178,684	$1,191,761	$1,171,018
6/20	$1,183,660	$1,201,569	$1,182,672
7/20	$1,200,710	$1,221,807	$1,201,023
8/20	$1,194,806	$1,216,074	$1,197,856
9/20	$1,196,983	$1,216,332	$1,199,692
10/20	$1,195,016	$1,212,678	$1,196,894
11/20	$1,209,392	$1,230,978	$1,212,362
12/20	$1,215,486	$1,238,477	$1,216,677
1/21	$1,220,196	$1,246,369	$1,222,752
2/21	$1,202,994	$1,226,566	$1,204,309
3/21	$1,208,929	$1,234,131	$1,211,503
4/21	$1,217,730	$1,244,482	$1,219,657
5/21	$1,220,977	$1,248,195	$1,221,770
6/21	$1,222,647	$1,251,622	$1,223,902
7/21	$1,231,209	$1,262,003	$1,233,476
8/21	$1,228,766	$1,257,371	$1,229,518
9/21	$1,219,449	$1,248,297	$1,221,447
10/21	$1,216,983	$1,244,647	$1,217,120
11/21	$1,227,028	$1,255,243	$1,227,543
12/21	$1,227,379	$1,257,268	$1,228,884
1/22	$1,197,169	$1,222,853	$1,197,355
2/22	$1,190,711	$1,218,472	$1,193,328
3/22	$1,159,039	$1,178,973	$1,155,216
4/22	$1,131,676	$1,146,363	$1,125,688
5/22	$1,144,795	$1,163,392	$1,139,893
6/22	$1,130,076	$1,144,338	$1,123,375
7/22	$1,154,565	$1,174,573	$1,150,965
8/22	$1,131,361	$1,148,831	$1,126,031
9/22	$1,094,255	$1,104,738	$1,082,231
10/22	$1,088,076	$1,095,550	$1,071,668
11/22	$1,132,894	$1,146,793	$1,120,935
12/22	$1,133,830	$1,150,076	$1,122,460
1/23	$1,163,251	$1,183,112	$1,154,532
2/23	$1,138,918	$1,156,360	$1,128,885
3/23	$1,160,099	$1,182,017	$1,151,805
4/23	$1,161,380	$1,179,316	$1,151,927
5/23	$1,149,777	$1,169,097	$1,140,796
6/23	$1,158,356	$1,180,808	$1,151,292
7/23	$1,161,181	$1,185,479	$1,155,586
8/23	$1,149,610	$1,168,413	$1,141,480
9/23	$1,117,864	$1,134,168	$1,108,981
10/23	$1,102,027	$1,124,516	$1,101,211
11/23	$1,170,548	$1,195,902	$1,167,749
12/23	$1,199,878	$1,223,697	$1,194,479
1/24	$1,198,565	$1,217,448	$1,187,546
2/24	$1,198,797	$1,219,011	$1,190,017
3/24	$1,199,018	$1,218,973	$1,192,152
4/24	$1,186,041	$1,203,876	$1,179,303
5/24	$1,186,283	$1,200,344	$1,176,748
6/24	$1,202,868	$1,218,743	$1,193,583
7/24	$1,212,047	$1,229,852	$1,207,116
8/24	$1,218,232	$1,239,551	$1,215,945
9/24	$1,230,586	$1,251,802	$1,228,933
10/24	$1,214,494	$1,233,550	$1,213,545
11/24	$1,232,905	$1,254,858	$1,230,751
12/24	$1,218,246	$1,236,589	$1,213,069
1/25	$1,221,665	$1,242,787	$1,222,090
2/25	$1,234,046	$1,255,109	$1,232,537
3/25	$1,211,685	$1,233,838	$1,217,428
4/25	$1,206,060	$1,223,898	$1,208,584
5/25	$1,203,432	$1,224,684	$1,211,946
6/25	$1,211,576	$1,232,308	$1,220,893
7/25	$1,205,903	$1,229,819	$1,220,867
8/25	$1,215,827	$1,240,508	$1,232,457

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	(0.20)%	0.35%	1.97%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Georgia Municipal Bond Index	1.36%	0.57%	2.11%

AssetsNet	$ 122,324,780
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 428,518
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$122,324,780
# of Portfolio Holdings	104
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$428,518

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	8.7%
BB	1.0%
BBB	4.4%
A	17.8%
AA	59.1%
AAA	9.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.9%
Industrial Development Revenue	4.7%
Other Revenue	4.9%
Electric Utilities	5.2%
Education	7.0%
Special Tax Revenue	7.2%
Housing	10.2%
Transportation	12.9%
Water and Sewer	13.2%
Hospital	13.9%
General Obligations	14.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013104
Shareholder Report [Line Items]
Fund Name	Eaton Vance Maryland Municipal Income Fund
Class Name	Class A
Trading Symbol	ETMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Maryland Municipal Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.76%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight exposure to bonds with 17+ years to maturity detracted from Index-relative returns during the period

↓ An overweight allocation to the hospital sector, which underperformed the Index, also weighed on Index-relative returns

↓ An overweight allocation to bonds with 4% coupon rates hurt returns during the period

↑ An overweight allocation to the housing sector, which generally overperformed the Index, contributed to returns during the period

↑ Security selections in BBB-rated bonds also contributed to fund performance

↑ An out-of-Index allocation to variable-rate demand notes ― typically considered a defensive investment ― contributed to returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Maryland Municipal Bond Index
8/15	$9,675	$10,000	$10,000
9/15	$9,713	$10,072	$10,070
10/15	$9,751	$10,112	$10,103
11/15	$9,788	$10,153	$10,122
12/15	$9,857	$10,224	$10,172
1/16	$9,938	$10,346	$10,292
2/16	$9,932	$10,362	$10,315
3/16	$9,970	$10,395	$10,328
4/16	$10,039	$10,472	$10,387
5/16	$10,051	$10,500	$10,396
6/16	$10,162	$10,667	$10,535
7/16	$10,153	$10,673	$10,547
8/16	$10,179	$10,688	$10,562
9/16	$10,147	$10,634	$10,519
10/16	$10,082	$10,523	$10,437
11/16	$9,806	$10,130	$10,117
12/16	$9,887	$10,249	$10,212
1/17	$9,935	$10,317	$10,275
2/17	$9,983	$10,389	$10,343
3/17	$9,998	$10,411	$10,356
4/17	$10,048	$10,487	$10,430
5/17	$10,166	$10,653	$10,561
6/17	$10,136	$10,615	$10,527
7/17	$10,194	$10,701	$10,596
8/17	$10,252	$10,782	$10,660
9/17	$10,207	$10,727	$10,595
10/17	$10,207	$10,754	$10,612
11/17	$10,162	$10,696	$10,544
12/17	$10,245	$10,808	$10,643
1/18	$10,141	$10,681	$10,526
2/18	$10,118	$10,649	$10,500
3/18	$10,153	$10,688	$10,528
4/18	$10,119	$10,650	$10,488
5/18	$10,213	$10,772	$10,600
6/18	$10,215	$10,781	$10,608
7/18	$10,249	$10,807	$10,631
8/18	$10,250	$10,835	$10,647
9/18	$10,191	$10,765	$10,586
10/18	$10,132	$10,698	$10,525
11/18	$10,227	$10,817	$10,651
12/18	$10,321	$10,946	$10,784
1/19	$10,380	$11,029	$10,870
2/19	$10,428	$11,088	$10,918
3/19	$10,584	$11,263	$11,057
4/19	$10,608	$11,306	$11,083
5/19	$10,727	$11,462	$11,217
6/19	$10,762	$11,504	$11,250
7/19	$10,844	$11,597	$11,346
8/19	$11,012	$11,780	$11,503
9/19	$10,938	$11,685	$11,400
10/19	$10,934	$11,706	$11,435
11/19	$10,954	$11,735	$11,460
12/19	$10,974	$11,771	$11,495
1/20	$11,153	$11,983	$11,683
2/20	$11,296	$12,137	$11,805
3/20	$10,900	$11,697	$11,543
4/20	$10,602	$11,550	$11,444
5/20	$10,956	$11,918	$11,811
6/20	$11,065	$12,016	$11,823
7/20	$11,247	$12,218	$11,997
8/20	$11,193	$12,161	$11,927
9/20	$11,200	$12,163	$11,937
10/20	$11,170	$12,127	$11,893
11/20	$11,351	$12,310	$12,050
12/20	$11,432	$12,385	$12,085
1/21	$11,513	$12,464	$12,127
2/21	$11,343	$12,266	$11,944
3/21	$11,372	$12,341	$11,985
4/21	$11,463	$12,445	$12,081
5/21	$11,528	$12,482	$12,106
6/21	$11,556	$12,516	$12,120
7/21	$11,659	$12,620	$12,220
8/21	$11,623	$12,574	$12,174
9/21	$11,524	$12,483	$12,070
10/21	$11,501	$12,446	$12,047
11/21	$11,605	$12,552	$12,144
12/21	$11,606	$12,573	$12,160
1/22	$11,341	$12,229	$11,825
2/22	$11,294	$12,185	$11,800
3/22	$10,940	$11,790	$11,434
4/22	$10,624	$11,464	$11,142
5/22	$10,770	$11,634	$11,305
6/22	$10,571	$11,443	$11,154
7/22	$10,845	$11,746	$11,437
8/22	$10,593	$11,488	$11,195
9/22	$10,187	$11,047	$10,768
10/22	$10,116	$10,956	$10,696
11/22	$10,576	$11,468	$11,156
12/22	$10,557	$11,501	$11,197
1/23	$10,876	$11,831	$11,491
2/23	$10,613	$11,564	$11,233
3/23	$10,843	$11,820	$11,487
4/23	$10,827	$11,793	$11,453
5/23	$10,732	$11,691	$11,328
6/23	$10,823	$11,808	$11,429
7/23	$10,860	$11,855	$11,469
8/23	$10,744	$11,684	$11,305
9/23	$10,418	$11,342	$10,956
10/23	$10,274	$11,245	$10,876
11/23	$10,926	$11,959	$11,542
12/23	$11,234	$12,237	$11,792
1/24	$11,222	$12,174	$11,712
2/24	$11,223	$12,190	$11,729
3/24	$11,225	$12,190	$11,730
4/24	$11,105	$12,039	$11,579
5/24	$11,094	$12,003	$11,535
6/24	$11,272	$12,187	$11,701
7/24	$11,355	$12,299	$11,807
8/24	$11,425	$12,396	$11,910
9/24	$11,536	$12,518	$12,009
10/24	$11,374	$12,335	$11,858
11/24	$11,582	$12,549	$12,037
12/24	$11,419	$12,366	$11,874
1/25	$11,449	$12,428	$11,945
2/25	$11,587	$12,551	$12,065
3/25	$11,354	$12,338	$11,878
4/25	$11,302	$12,239	$11,795
5/25	$11,222	$12,247	$11,828
6/25	$11,322	$12,323	$11,908
7/25	$11,242	$12,298	$11,883
8/25	$11,360	$12,405	$11,993

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	(0.59)%	0.29%	1.62%
Class A with 3.25% Maximum Sales Charge	(3.80)%	(0.36)%	1.28%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Maryland Municipal Bond Index	0.70%	0.11%	1.83%

AssetsNet	$ 88,088,701
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 289,642
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$88,088,701
# of Portfolio Holdings	101
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$289,642

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.7%
BB	2.2%
BBB	7.0%
A	22.3%
AA	36.5%
AAA	25.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.7%
Senior Living/Life Care	3.0%
Lease Rev./Cert. of Participation	5.1%
Special Tax Revenue	7.1%
Education	7.3%
Transportation	13.3%
Housing	14.6%
Hospital	17.5%
General Obligations	24.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013106
Shareholder Report [Line Items]
Fund Name	Eaton Vance Maryland Municipal Income Fund
Class Name	Class C
Trading Symbol	ECMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Maryland Municipal Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	1.51%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight exposure to bonds with 17+ years to maturity detracted from Index-relative returns during the period

↓ An overweight allocation to the hospital sector, which underperformed the Index, also weighed on Index-relative returns

↓ An overweight allocation to bonds with 4% coupon rates hurt returns during the period

↑ An overweight allocation to the housing sector, which generally overperformed the Index, contributed to returns during the period

↑ Security selections in BBB-rated bonds also contributed to fund performance

↑ An out-of-Index allocation to variable-rate demand notes ― typically considered a defensive investment ― contributed to returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg Maryland Municipal Bond Index
8/15	$10,000	$10,000	$10,000
9/15	$10,022	$10,072	$10,070
10/15	$10,054	$10,112	$10,103
11/15	$10,096	$10,153	$10,122
12/15	$10,157	$10,224	$10,172
1/16	$10,239	$10,346	$10,292
2/16	$10,219	$10,362	$10,315
3/16	$10,251	$10,395	$10,328
4/16	$10,323	$10,472	$10,387
5/16	$10,321	$10,500	$10,396
6/16	$10,443	$10,667	$10,535
7/16	$10,420	$10,673	$10,547
8/16	$10,440	$10,688	$10,562
9/16	$10,395	$10,634	$10,519
10/16	$10,330	$10,523	$10,437
11/16	$10,045	$10,130	$10,117
12/16	$10,117	$10,249	$10,212
1/17	$10,158	$10,317	$10,275
2/17	$10,200	$10,389	$10,343
3/17	$10,209	$10,411	$10,356
4/17	$10,251	$10,487	$10,430
5/17	$10,369	$10,653	$10,561
6/17	$10,326	$10,615	$10,527
7/17	$10,386	$10,701	$10,596
8/17	$10,435	$10,782	$10,660
9/17	$10,389	$10,727	$10,595
10/17	$10,374	$10,754	$10,612
11/17	$10,317	$10,696	$10,544
12/17	$10,400	$10,808	$10,643
1/18	$10,299	$10,681	$10,526
2/18	$10,252	$10,649	$10,500
3/18	$10,291	$10,688	$10,528
4/18	$10,244	$10,650	$10,488
5/18	$10,337	$10,772	$10,600
6/18	$10,335	$10,781	$10,608
7/18	$10,363	$10,807	$10,631
8/18	$10,359	$10,835	$10,647
9/18	$10,289	$10,765	$10,586
10/18	$10,218	$10,698	$10,525
11/18	$10,313	$10,817	$10,651
12/18	$10,406	$10,946	$10,784
1/19	$10,456	$11,029	$10,870
2/19	$10,496	$11,088	$10,918
3/19	$10,646	$11,263	$11,057
4/19	$10,664	$11,306	$11,083
5/19	$10,780	$11,462	$11,217
6/19	$10,808	$11,504	$11,250
7/19	$10,889	$11,597	$11,346
8/19	$11,038	$11,780	$11,503
9/19	$10,965	$11,685	$11,400
10/19	$10,956	$11,706	$11,435
11/19	$10,958	$11,735	$11,460
12/19	$10,971	$11,771	$11,495
1/20	$11,141	$11,983	$11,683
2/20	$11,290	$12,137	$11,805
3/20	$10,878	$11,697	$11,543
4/20	$10,577	$11,550	$11,444
5/20	$10,919	$11,918	$11,811
6/20	$11,025	$12,016	$11,823
7/20	$11,197	$12,218	$11,997
8/20	$11,142	$12,161	$11,927
9/20	$11,144	$12,163	$11,937
10/20	$11,110	$12,127	$11,893
11/20	$11,270	$12,310	$12,050
12/20	$11,350	$12,385	$12,085
1/21	$11,417	$12,464	$12,127
2/21	$11,247	$12,266	$11,944
3/21	$11,267	$12,341	$11,985
4/21	$11,356	$12,445	$12,081
5/21	$11,409	$12,482	$12,106
6/21	$11,439	$12,516	$12,120
7/21	$11,526	$12,620	$12,220
8/21	$11,476	$12,574	$12,174
9/21	$11,381	$12,483	$12,070
10/21	$11,354	$12,446	$12,047
11/21	$11,442	$12,552	$12,144
12/21	$11,438	$12,573	$12,160
1/22	$11,169	$12,229	$11,825
2/22	$11,110	$12,185	$11,800
3/22	$10,762	$11,790	$11,434
4/22	$10,449	$11,464	$11,142
5/22	$10,575	$11,634	$11,305
6/22	$10,368	$11,443	$11,154
7/22	$10,644	$11,746	$11,437
8/22	$10,389	$11,488	$11,195
9/22	$9,973	$11,047	$10,768
10/22	$9,905	$10,956	$10,696
11/22	$10,359	$11,468	$11,156
12/22	$10,326	$11,501	$11,197
1/23	$10,630	$11,831	$11,491
2/23	$10,367	$11,564	$11,233
3/23	$10,580	$11,820	$11,487
4/23	$10,561	$11,793	$11,453
5/23	$10,471	$11,691	$11,328
6/23	$10,548	$11,808	$11,429
7/23	$10,564	$11,855	$11,469
8/23	$10,457	$11,684	$11,305
9/23	$10,138	$11,342	$10,956
10/23	$9,983	$11,245	$10,876
11/23	$10,618	$11,959	$11,542
12/23	$10,899	$12,237	$11,792
1/24	$10,896	$12,174	$11,712
2/24	$10,881	$12,190	$11,729
3/24	$10,878	$12,190	$11,730
4/24	$10,744	$12,039	$11,579
5/24	$10,729	$12,003	$11,535
6/24	$10,894	$12,187	$11,701
7/24	$10,975	$12,299	$11,807
8/24	$11,033	$12,396	$11,910
9/24	$11,139	$12,518	$12,009
10/24	$10,979	$12,335	$11,858
11/24	$11,158	$12,549	$12,037
12/24	$10,997	$12,366	$11,874
1/25	$11,019	$12,428	$11,945
2/25	$11,149	$12,551	$12,065
3/25	$10,915	$12,338	$11,878
4/25	$10,864	$12,239	$11,795
5/25	$10,777	$12,247	$11,828
6/25	$10,861	$12,323	$11,908
7/25	$10,786	$12,298	$11,883
8/25	$11,054	$12,405	$11,993

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(1.35)%	(0.47)%	1.01%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(2.31)%	(0.47)%	1.01%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Maryland Municipal Bond Index	0.70%	0.11%	1.83%

AssetsNet	$ 88,088,701
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 289,642
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$88,088,701
# of Portfolio Holdings	101
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$289,642

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.7%
BB	2.2%
BBB	7.0%
A	22.3%
AA	36.5%
AAA	25.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.7%
Senior Living/Life Care	3.0%
Lease Rev./Cert. of Participation	5.1%
Special Tax Revenue	7.1%
Education	7.3%
Transportation	13.3%
Housing	14.6%
Hospital	17.5%
General Obligations	24.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063947
Shareholder Report [Line Items]
Fund Name	Eaton Vance Maryland Municipal Income Fund
Class Name	Class I
Trading Symbol	EIMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Maryland Municipal Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	0.56%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight exposure to bonds with 17+ years to maturity detracted from Index-relative returns during the period

↓ An overweight allocation to the hospital sector, which underperformed the Index, also weighed on Index-relative returns

↓ An overweight allocation to bonds with 4% coupon rates hurt returns during the period

↑ An overweight allocation to the housing sector, which generally overperformed the Index, contributed to returns during the period

↑ Security selections in BBB-rated bonds also contributed to fund performance

↑ An out-of-Index allocation to variable-rate demand notes ― typically considered a defensive investment ― contributed to returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg Maryland Municipal Bond Index
8/15	$1,000,000	$1,000,000	$1,000,000
9/15	$1,004,103	$1,007,244	$1,006,952
10/15	$1,008,143	$1,011,249	$1,010,323
11/15	$1,012,222	$1,015,269	$1,012,190
12/15	$1,019,495	$1,022,402	$1,017,218
1/16	$1,028,044	$1,034,601	$1,029,213
2/16	$1,027,560	$1,036,228	$1,031,481
3/16	$1,031,695	$1,039,511	$1,032,788
4/16	$1,039,002	$1,047,154	$1,038,676
5/16	$1,040,351	$1,049,987	$1,039,571
6/16	$1,051,971	$1,066,690	$1,053,529
7/16	$1,051,275	$1,067,342	$1,054,690
8/16	$1,054,063	$1,068,782	$1,056,246
9/16	$1,051,010	$1,063,448	$1,051,889
10/16	$1,044,496	$1,052,291	$1,043,742
11/16	$1,016,079	$1,013,045	$1,011,710
12/16	$1,024,664	$1,024,938	$1,021,174
1/17	$1,029,796	$1,031,695	$1,027,519
2/17	$1,034,998	$1,038,859	$1,034,304
3/17	$1,036,718	$1,041,115	$1,035,556
4/17	$1,041,983	$1,048,669	$1,042,963
5/17	$1,054,448	$1,065,312	$1,056,060
6/17	$1,051,524	$1,061,492	$1,052,661
7/17	$1,057,695	$1,070,080	$1,059,641
8/17	$1,063,858	$1,078,223	$1,065,988
9/17	$1,059,370	$1,072,741	$1,059,481
10/17	$1,059,591	$1,075,359	$1,061,231
11/17	$1,055,129	$1,069,601	$1,054,381
12/17	$1,063,849	$1,080,781	$1,064,298
1/18	$1,053,315	$1,068,057	$1,052,647
2/18	$1,051,022	$1,064,866	$1,050,046
3/18	$1,054,856	$1,068,796	$1,052,812
4/18	$1,051,474	$1,064,982	$1,048,806
5/18	$1,061,426	$1,077,177	$1,059,972
6/18	$1,061,786	$1,078,096	$1,060,768
7/18	$1,065,589	$1,080,712	$1,063,107
8/18	$1,065,862	$1,083,488	$1,064,680
9/18	$1,059,928	$1,076,473	$1,058,631
10/18	$1,053,899	$1,069,844	$1,052,500
11/18	$1,062,711	$1,081,686	$1,065,146
12/18	$1,073,899	$1,094,637	$1,078,365
1/19	$1,080,240	$1,102,912	$1,087,045
2/19	$1,085,401	$1,108,817	$1,091,773
3/19	$1,101,775	$1,126,345	$1,105,739
4/19	$1,104,463	$1,130,578	$1,108,338
5/19	$1,117,057	$1,146,164	$1,121,664
6/19	$1,120,898	$1,150,397	$1,125,003
7/19	$1,129,599	$1,159,668	$1,134,644
8/19	$1,147,188	$1,177,960	$1,150,333
9/19	$1,139,692	$1,168,517	$1,140,027
10/19	$1,139,493	$1,170,611	$1,143,544
11/19	$1,140,468	$1,173,539	$1,146,012
12/19	$1,142,753	$1,177,122	$1,149,496
1/20	$1,162,834	$1,198,271	$1,168,293
2/20	$1,177,917	$1,213,723	$1,180,522
3/20	$1,136,932	$1,169,698	$1,154,336
4/20	$1,106,107	$1,155,018	$1,144,366
5/20	$1,143,179	$1,191,761	$1,181,072
6/20	$1,154,696	$1,201,569	$1,182,292
7/20	$1,173,792	$1,221,807	$1,199,683
8/20	$1,168,376	$1,216,074	$1,192,695
9/20	$1,169,377	$1,216,332	$1,193,743
10/20	$1,166,386	$1,212,678	$1,189,262
11/20	$1,184,179	$1,230,978	$1,205,018
12/20	$1,194,129	$1,238,477	$1,208,513
1/21	$1,201,438	$1,246,369	$1,212,656
2/21	$1,185,260	$1,226,566	$1,194,351
3/21	$1,188,488	$1,234,131	$1,198,482
4/21	$1,198,179	$1,244,482	$1,208,064
5/21	$1,205,161	$1,248,195	$1,210,607
6/21	$1,208,244	$1,251,622	$1,211,996
7/21	$1,219,176	$1,262,003	$1,222,009
8/21	$1,215,632	$1,257,371	$1,217,397
9/21	$1,205,537	$1,248,297	$1,206,973
10/21	$1,203,325	$1,244,647	$1,204,682
11/21	$1,214,380	$1,255,243	$1,214,354
12/21	$1,214,753	$1,257,268	$1,215,968
1/22	$1,187,268	$1,222,853	$1,182,479
2/22	$1,181,213	$1,218,472	$1,180,023
3/22	$1,145,698	$1,178,973	$1,143,431
4/22	$1,112,949	$1,146,363	$1,114,231
5/22	$1,126,985	$1,163,392	$1,130,461
6/22	$1,106,433	$1,144,338	$1,115,440
7/22	$1,136,614	$1,174,573	$1,143,744
8/22	$1,110,414	$1,148,831	$1,119,542
9/22	$1,066,845	$1,104,738	$1,076,834
10/22	$1,059,611	$1,095,550	$1,069,642
11/22	$1,109,203	$1,146,793	$1,115,599
12/22	$1,107,450	$1,150,076	$1,119,683
1/23	$1,141,060	$1,183,112	$1,149,086
2/23	$1,113,678	$1,156,360	$1,123,322
3/23	$1,136,604	$1,182,017	$1,148,666
4/23	$1,136,483	$1,179,316	$1,145,267
5/23	$1,126,769	$1,169,097	$1,132,839
6/23	$1,136,410	$1,180,808	$1,142,874
7/23	$1,139,120	$1,185,479	$1,146,901
8/23	$1,127,199	$1,168,413	$1,130,482
9/23	$1,094,622	$1,134,168	$1,095,585
10/23	$1,078,352	$1,124,516	$1,087,588
11/23	$1,148,267	$1,195,902	$1,154,188
12/23	$1,180,710	$1,223,697	$1,179,202
1/24	$1,179,635	$1,217,448	$1,171,232
2/24	$1,179,981	$1,219,011	$1,172,928
3/24	$1,180,336	$1,218,973	$1,173,026
4/24	$1,166,636	$1,203,876	$1,157,901
5/24	$1,165,611	$1,200,344	$1,153,452
6/24	$1,185,893	$1,218,743	$1,170,125
7/24	$1,194,827	$1,229,852	$1,180,661
8/24	$1,202,401	$1,239,551	$1,191,028
9/24	$1,214,288	$1,251,802	$1,200,908
10/24	$1,197,513	$1,233,550	$1,185,764
11/24	$1,219,503	$1,254,858	$1,203,685
12/24	$1,202,655	$1,236,589	$1,187,421
1/25	$1,206,001	$1,242,787	$1,194,547
2/25	$1,220,666	$1,255,109	$1,206,482
3/25	$1,196,435	$1,233,838	$1,187,811
4/25	$1,191,136	$1,223,898	$1,179,521
5/25	$1,182,871	$1,224,684	$1,182,796
6/25	$1,192,213	$1,232,308	$1,190,774
7/25	$1,185,428	$1,229,819	$1,188,258
8/25	$1,196,336	$1,240,508	$1,199,343

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	(0.50)%	0.47%	1.81%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Maryland Municipal Bond Index	0.70%	0.11%	1.83%

AssetsNet	$ 88,088,701
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 289,642
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$88,088,701
# of Portfolio Holdings	101
Portfolio Turnover Rate	71%
Total Advisory Fees Paid	$289,642

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	6.7%
BB	2.2%
BBB	7.0%
A	22.3%
AA	36.5%
AAA	25.3%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	7.7%
Senior Living/Life Care	3.0%
Lease Rev./Cert. of Participation	5.1%
Special Tax Revenue	7.1%
Education	7.3%
Transportation	13.3%
Housing	14.6%
Hospital	17.5%
General Obligations	24.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013120
Shareholder Report [Line Items]
Fund Name	Eaton Vance Missouri Municipal Income Fund
Class Name	Class A
Trading Symbol	ETMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Missouri Municipal Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.74%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections in the electric sector, which outperformed the Index during the period, contributed to Fund returns

↑ An out-of-Index allocation to taxable municipal bonds helped Index-relative returns as taxable municipal bonds outperformed tax-exempt municipal bonds

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

↓ An overweight exposure to, and security selections in the hospital sector, which underperformed the Index, weighed on Index-relative returns

↓ An overweight allocation to bonds with 4% coupon rates detracted from returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Missouri Municipal Bond Index
8/15	$9,675	$10,000	$10,000
9/15	$9,745	$10,072	$10,072
10/15	$9,785	$10,112	$10,099
11/15	$9,825	$10,153	$10,132
12/15	$9,907	$10,224	$10,191
1/16	$10,009	$10,346	$10,315
2/16	$10,018	$10,362	$10,336
3/16	$10,058	$10,395	$10,376
4/16	$10,118	$10,472	$10,449
5/16	$10,148	$10,500	$10,474
6/16	$10,324	$10,667	$10,658
7/16	$10,322	$10,673	$10,655
8/16	$10,383	$10,688	$10,672
9/16	$10,348	$10,634	$10,613
10/16	$10,271	$10,523	$10,497
11/16	$9,961	$10,130	$10,096
12/16	$10,032	$10,249	$10,238
1/17	$10,052	$10,317	$10,304
2/17	$10,103	$10,389	$10,383
3/17	$10,121	$10,411	$10,407
4/17	$10,183	$10,487	$10,482
5/17	$10,310	$10,653	$10,643
6/17	$10,275	$10,615	$10,624
7/17	$10,327	$10,701	$10,699
8/17	$10,401	$10,782	$10,768
9/17	$10,387	$10,727	$10,702
10/17	$10,329	$10,754	$10,745
11/17	$10,271	$10,696	$10,686
12/17	$10,344	$10,808	$10,787
1/18	$10,273	$10,681	$10,661
2/18	$10,279	$10,649	$10,636
3/18	$10,318	$10,688	$10,683
4/18	$10,291	$10,650	$10,648
5/18	$10,408	$10,772	$10,759
6/18	$10,425	$10,781	$10,771
7/18	$10,464	$10,807	$10,792
8/18	$10,492	$10,835	$10,818
9/18	$10,429	$10,765	$10,748
10/18	$10,356	$10,698	$10,679
11/18	$10,452	$10,817	$10,808
12/18	$10,536	$10,946	$10,942
1/19	$10,609	$11,029	$11,029
2/19	$10,683	$11,088	$11,080
3/19	$10,825	$11,263	$11,248
4/19	$10,852	$11,306	$11,293
5/19	$10,994	$11,462	$11,429
6/19	$11,032	$11,504	$11,478
7/19	$11,107	$11,597	$11,571
8/19	$11,286	$11,780	$11,768
9/19	$11,219	$11,685	$11,674
10/19	$11,209	$11,706	$11,687
11/19	$11,224	$11,735	$11,707
12/19	$11,251	$11,771	$11,747
1/20	$11,431	$11,983	$11,959
2/20	$11,576	$12,137	$12,120
3/20	$11,284	$11,697	$11,651
4/20	$11,133	$11,550	$11,485
5/20	$11,481	$11,918	$11,893
6/20	$11,532	$12,016	$12,001
7/20	$11,689	$12,218	$12,208
8/20	$11,629	$12,161	$12,159
9/20	$11,637	$12,163	$12,161
10/20	$11,608	$12,127	$12,123
11/20	$11,785	$12,310	$12,320
12/20	$11,841	$12,385	$12,420
1/21	$11,872	$12,464	$12,485
2/21	$11,663	$12,266	$12,282
3/21	$11,743	$12,341	$12,380
4/21	$11,847	$12,445	$12,496
5/21	$11,865	$12,482	$12,539
6/21	$11,884	$12,516	$12,590
7/21	$11,988	$12,620	$12,697
8/21	$11,946	$12,574	$12,638
9/21	$11,831	$12,483	$12,551
10/21	$11,813	$12,446	$12,496
11/21	$11,907	$12,552	$12,619
12/21	$11,926	$12,573	$12,638
1/22	$11,625	$12,229	$12,328
2/22	$11,572	$12,185	$12,287
3/22	$11,258	$11,790	$11,904
4/22	$10,944	$11,464	$11,547
5/22	$11,076	$11,634	$11,702
6/22	$10,863	$11,443	$11,515
7/22	$11,134	$11,746	$11,795
8/22	$10,893	$11,488	$11,559
9/22	$10,478	$11,047	$11,015
10/22	$10,389	$10,956	$10,888
11/22	$10,867	$11,468	$11,447
12/22	$10,891	$11,501	$11,479
1/23	$11,168	$11,831	$11,860
2/23	$10,905	$11,564	$11,563
3/23	$11,123	$11,820	$11,803
4/23	$11,114	$11,793	$11,799
5/23	$11,028	$11,691	$11,701
6/23	$11,121	$11,808	$11,824
7/23	$11,149	$11,855	$11,869
8/23	$11,011	$11,684	$11,703
9/23	$10,680	$11,342	$11,264
10/23	$10,529	$11,245	$11,131
11/23	$11,155	$11,959	$11,933
12/23	$11,433	$12,237	$12,243
1/24	$11,425	$12,174	$12,167
2/24	$11,431	$12,190	$12,170
3/24	$11,437	$12,190	$12,218
4/24	$11,312	$12,039	$12,064
5/24	$11,293	$12,003	$12,040
6/24	$11,458	$12,187	$12,253
7/24	$11,544	$12,299	$12,364
8/24	$11,619	$12,396	$12,459
9/24	$11,746	$12,518	$12,599
10/24	$11,579	$12,335	$12,395
11/24	$11,773	$12,549	$12,642
12/24	$11,605	$12,366	$12,411
1/25	$11,625	$12,428	$12,469
2/25	$11,765	$12,551	$12,608
3/25	$11,568	$12,338	$12,384
4/25	$11,480	$12,239	$12,270
5/25	$11,445	$12,247	$12,271
6/25	$11,575	$12,323	$12,322
7/25	$11,527	$12,298	$12,282
8/25	$11,628	$12,405	$12,400

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	0.09%	0.00%Footnote Reference*	1.86%
Class A with 3.25% Maximum Sales Charge	(3.13)%	(0.67)%	1.52%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Missouri Municipal Bond Index	(0.47)%	0.39%	2.17%

AssetsNet	$ 86,004,726
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 270,645
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$86,004,726
# of Portfolio Holdings	88
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$270,645

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.6%
BB	2.2%
BBB	2.5%
A	19.5%
AA	69.0%
AAA	1.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	1.9%
Special Tax Revenue	4.6%
Electric Utilities	5.0%
Water and Sewer	5.3%
Housing	5.4%
Senior Living/Life Care	5.9%
Lease Rev./Cert. of Participation	7.7%
Transportation	7.8%
Education	9.1%
Hospital	13.4%
General Obligations	33.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013122
Shareholder Report [Line Items]
Fund Name	Eaton Vance Missouri Municipal Income Fund
Class Name	Class C
Trading Symbol	ECMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Missouri Municipal Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$149	1.49%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight exposure to, and security selections in the hospital sector, which underperformed the Index, weighed on Index-relative returns

↓ An overweight allocation to bonds with 4% coupon rates detracted from returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance during the period

↑ Security selections in the electric sector, which outperformed the Index during the period, contributed to Fund returns

↑ An out-of-Index allocation to taxable municipal bonds helped Index-relative returns as taxable municipal bonds outperformed tax-exempt municipal bonds

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg Missouri Municipal Bond Index
8/15	$10,000	$10,000	$10,000
9/15	$10,072	$10,072	$10,072
10/15	$10,106	$10,112	$10,099
11/15	$10,150	$10,153	$10,132
12/15	$10,222	$10,224	$10,191
1/16	$10,314	$10,346	$10,315
2/16	$10,319	$10,362	$10,336
3/16	$10,353	$10,395	$10,376
4/16	$10,416	$10,472	$10,449
5/16	$10,439	$10,500	$10,474
6/16	$10,610	$10,667	$10,658
7/16	$10,604	$10,673	$10,655
8/16	$10,666	$10,688	$10,672
9/16	$10,621	$10,634	$10,613
10/16	$10,525	$10,523	$10,497
11/16	$10,214	$10,130	$10,096
12/16	$10,276	$10,249	$10,238
1/17	$10,290	$10,317	$10,304
2/17	$10,335	$10,389	$10,383
3/17	$10,348	$10,411	$10,407
4/17	$10,402	$10,487	$10,482
5/17	$10,515	$10,653	$10,643
6/17	$10,480	$10,615	$10,624
7/17	$10,524	$10,701	$10,699
8/17	$10,598	$10,782	$10,768
9/17	$10,582	$10,727	$10,702
10/17	$10,505	$10,754	$10,745
11/17	$10,447	$10,696	$10,686
12/17	$10,510	$10,808	$10,787
1/18	$10,431	$10,681	$10,661
2/18	$10,433	$10,649	$10,636
3/18	$10,466	$10,688	$10,683
4/18	$10,436	$10,650	$10,648
5/18	$10,540	$10,772	$10,759
6/18	$10,552	$10,781	$10,771
7/18	$10,594	$10,807	$10,792
8/18	$10,605	$10,835	$10,818
9/18	$10,534	$10,765	$10,748
10/18	$10,462	$10,698	$10,679
11/18	$10,546	$10,817	$10,808
12/18	$10,630	$10,946	$10,942
1/19	$10,692	$11,029	$11,029
2/19	$10,767	$11,088	$11,080
3/19	$10,891	$11,263	$11,248
4/19	$10,912	$11,306	$11,293
5/19	$11,058	$11,462	$11,429
6/19	$11,088	$11,504	$11,478
7/19	$11,162	$11,597	$11,571
8/19	$11,321	$11,780	$11,768
9/19	$11,245	$11,685	$11,674
10/19	$11,242	$11,706	$11,687
11/19	$11,240	$11,735	$11,707
12/19	$11,261	$11,771	$11,747
1/20	$11,430	$11,983	$11,959
2/20	$11,567	$12,137	$12,120
3/20	$11,266	$11,697	$11,651
4/20	$11,115	$11,550	$11,485
5/20	$11,457	$11,918	$11,893
6/20	$11,498	$12,016	$12,001
7/20	$11,645	$12,218	$12,208
8/20	$11,587	$12,161	$12,159
9/20	$11,577	$12,163	$12,161
10/20	$11,546	$12,127	$12,123
11/20	$11,711	$12,310	$12,320
12/20	$11,766	$12,385	$12,420
1/21	$11,789	$12,464	$12,485
2/21	$11,585	$12,266	$12,282
3/21	$11,651	$12,341	$12,380
4/21	$11,739	$12,445	$12,496
5/21	$11,761	$12,482	$12,539
6/21	$11,772	$12,516	$12,590
7/21	$11,859	$12,620	$12,697
8/21	$11,805	$12,574	$12,638
9/21	$11,697	$12,483	$12,551
10/21	$11,664	$12,446	$12,496
11/21	$11,753	$12,552	$12,619
12/21	$11,754	$12,573	$12,638
1/22	$11,457	$12,229	$12,328
2/22	$11,394	$12,185	$12,287
3/22	$11,087	$11,790	$11,904
4/22	$10,769	$11,464	$11,547
5/22	$10,893	$11,634	$11,702
6/22	$10,676	$11,443	$11,515
7/22	$10,935	$11,746	$11,795
8/22	$10,694	$11,488	$11,559
9/22	$10,276	$11,047	$11,015
10/22	$10,182	$10,956	$10,888
11/22	$10,646	$11,468	$11,447
12/22	$10,663	$11,501	$11,479
1/23	$10,926	$11,831	$11,860
2/23	$10,656	$11,564	$11,563
3/23	$10,867	$11,820	$11,803
4/23	$10,855	$11,793	$11,799
5/23	$10,763	$11,691	$11,701
6/23	$10,841	$11,808	$11,824
7/23	$10,862	$11,855	$11,869
8/23	$10,725	$11,684	$11,703
9/23	$10,384	$11,342	$11,264
10/23	$10,246	$11,245	$11,131
11/23	$10,851	$11,959	$11,933
12/23	$11,103	$12,237	$12,243
1/24	$11,092	$12,174	$12,167
2/24	$11,094	$12,190	$12,170
3/24	$11,084	$12,190	$12,218
4/24	$10,959	$12,039	$12,064
5/24	$10,937	$12,003	$12,040
6/24	$11,090	$12,187	$12,253
7/24	$11,162	$12,299	$12,364
8/24	$11,235	$12,396	$12,459
9/24	$11,354	$12,518	$12,599
10/24	$11,180	$12,335	$12,395
11/24	$11,358	$12,549	$12,642
12/24	$11,183	$12,366	$12,411
1/25	$11,208	$12,428	$12,469
2/25	$11,327	$12,551	$12,608
3/25	$11,139	$12,338	$12,384
4/25	$11,047	$12,239	$12,270
5/25	$11,001	$12,247	$12,271
6/25	$11,122	$12,323	$12,322
7/25	$11,064	$12,298	$12,282
8/25	$11,327	$12,405	$12,400

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(0.65)%	(0.74)%	1.25%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(1.62)%	(0.74)%	1.25%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Missouri Municipal Bond Index	(0.47)%	0.39%	2.17%

AssetsNet	$ 86,004,726
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 270,645
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$86,004,726
# of Portfolio Holdings	88
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$270,645

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.6%
BB	2.2%
BBB	2.5%
A	19.5%
AA	69.0%
AAA	1.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	1.9%
Special Tax Revenue	4.6%
Electric Utilities	5.0%
Water and Sewer	5.3%
Housing	5.4%
Senior Living/Life Care	5.9%
Lease Rev./Cert. of Participation	7.7%
Transportation	7.8%
Education	9.1%
Hospital	13.4%
General Obligations	33.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092719
Shareholder Report [Line Items]
Fund Name	Eaton Vance Missouri Municipal Income Fund
Class Name	Class I
Trading Symbol	EIMOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Missouri Municipal Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.54%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↑ Security selections in the electric sector, which outperformed the Index during the period, contributed to Fund returns

↑ An out-of-Index allocation to taxable municipal bonds helped Index-relative returns as taxable municipal bonds outperformed tax-exempt municipal bonds

↑ An out-of-Index exposure to variable-rate demand notes — typically considered a defensive investment — contributed to returns

↓ An overweight exposure to, and security selections in the hospital sector, which underperformed the Index, weighed on Index-relative returns

↓ An overweight allocation to bonds with 4% coupon rates detracted from returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg Missouri Municipal Bond Index
8/15	$1,000,000	$1,000,000	$1,000,000
9/15	$1,007,414	$1,007,244	$1,007,247
10/15	$1,011,721	$1,011,249	$1,009,893
11/15	$1,017,113	$1,015,269	$1,013,153
12/15	$1,024,626	$1,022,402	$1,019,092
1/16	$1,035,372	$1,034,601	$1,031,531
2/16	$1,036,464	$1,036,228	$1,033,595
3/16	$1,040,745	$1,039,511	$1,037,580
4/16	$1,048,274	$1,047,154	$1,044,942
5/16	$1,051,512	$1,049,987	$1,047,414
6/16	$1,069,917	$1,066,690	$1,065,772
7/16	$1,068,807	$1,067,342	$1,065,469
8/16	$1,076,355	$1,068,782	$1,067,222
9/16	$1,072,980	$1,063,448	$1,061,296
10/16	$1,064,097	$1,052,291	$1,049,687
11/16	$1,033,213	$1,013,045	$1,009,578
12/16	$1,040,819	$1,024,938	$1,023,773
1/17	$1,041,875	$1,031,695	$1,030,366
2/17	$1,048,473	$1,038,859	$1,038,293
3/17	$1,050,558	$1,041,115	$1,040,653
4/17	$1,057,095	$1,048,669	$1,048,221
5/17	$1,069,328	$1,065,312	$1,064,264
6/17	$1,067,029	$1,061,492	$1,062,415
7/17	$1,071,482	$1,070,080	$1,069,859
8/17	$1,080,425	$1,078,223	$1,076,769
9/17	$1,079,156	$1,072,741	$1,070,208
10/17	$1,072,278	$1,075,359	$1,074,536
11/17	$1,067,494	$1,069,601	$1,068,568
12/17	$1,075,258	$1,080,781	$1,078,667
1/18	$1,066,952	$1,068,057	$1,066,081
2/18	$1,067,759	$1,064,866	$1,063,620
3/18	$1,072,014	$1,068,796	$1,068,318
4/18	$1,070,479	$1,064,982	$1,064,776
5/18	$1,081,704	$1,077,177	$1,075,948
6/18	$1,083,676	$1,078,096	$1,077,063
7/18	$1,087,871	$1,080,712	$1,079,190
8/18	$1,090,951	$1,083,488	$1,081,838
9/18	$1,084,660	$1,076,473	$1,074,752
10/18	$1,077,174	$1,069,844	$1,067,856
11/18	$1,087,365	$1,081,686	$1,080,803
12/18	$1,096,331	$1,094,637	$1,094,201
1/19	$1,104,105	$1,102,912	$1,102,899
2/19	$1,111,949	$1,108,817	$1,107,968
3/19	$1,126,866	$1,126,345	$1,124,817
4/19	$1,129,849	$1,130,578	$1,129,260
5/19	$1,146,031	$1,146,164	$1,142,880
6/19	$1,148,963	$1,150,397	$1,147,834
7/19	$1,158,161	$1,159,668	$1,157,063
8/19	$1,175,819	$1,177,960	$1,176,789
9/19	$1,169,009	$1,168,517	$1,167,431
10/19	$1,168,214	$1,170,611	$1,168,747
11/19	$1,169,955	$1,173,539	$1,170,703
12/19	$1,172,991	$1,177,122	$1,174,737
1/20	$1,191,921	$1,198,271	$1,195,944
2/20	$1,207,163	$1,213,723	$1,212,018
3/20	$1,176,942	$1,169,698	$1,165,050
4/20	$1,161,384	$1,155,018	$1,148,521
5/20	$1,197,796	$1,191,761	$1,189,310
6/20	$1,203,242	$1,201,569	$1,200,053
7/20	$1,219,748	$1,221,807	$1,220,796
8/20	$1,215,026	$1,216,074	$1,215,906
9/20	$1,214,766	$1,216,332	$1,216,053
10/20	$1,211,987	$1,212,678	$1,212,318
11/20	$1,230,668	$1,230,978	$1,231,975
12/20	$1,236,681	$1,238,477	$1,241,963
1/21	$1,240,155	$1,246,369	$1,248,491
2/21	$1,219,753	$1,226,566	$1,228,217
3/21	$1,227,036	$1,234,131	$1,237,960
4/21	$1,238,087	$1,244,482	$1,249,581
5/21	$1,241,510	$1,248,195	$1,253,906
6/21	$1,243,644	$1,251,622	$1,258,958
7/21	$1,253,452	$1,262,003	$1,269,728
8/21	$1,249,319	$1,257,371	$1,263,783
9/21	$1,238,780	$1,248,297	$1,255,073
10/21	$1,235,871	$1,244,647	$1,249,640
11/21	$1,247,109	$1,255,243	$1,261,914
12/21	$1,248,035	$1,257,268	$1,263,752
1/22	$1,216,789	$1,222,853	$1,232,750
2/22	$1,211,412	$1,218,472	$1,228,739
3/22	$1,178,776	$1,178,973	$1,190,430
4/22	$1,146,155	$1,146,363	$1,154,656
5/22	$1,161,499	$1,163,392	$1,170,219
6/22	$1,138,037	$1,144,338	$1,151,544
7/22	$1,167,965	$1,174,573	$1,179,496
8/22	$1,141,591	$1,148,831	$1,155,852
9/22	$1,098,365	$1,104,738	$1,101,450
10/22	$1,089,270	$1,095,550	$1,088,784
11/22	$1,140,741	$1,146,793	$1,144,693
12/22	$1,142,219	$1,150,076	$1,147,864
1/23	$1,171,374	$1,183,112	$1,186,006
2/23	$1,144,050	$1,156,360	$1,156,307
3/23	$1,167,104	$1,182,017	$1,180,270
4/23	$1,166,283	$1,179,316	$1,179,928
5/23	$1,157,456	$1,169,097	$1,170,099
6/23	$1,167,396	$1,180,808	$1,182,397
7/23	$1,170,602	$1,185,479	$1,186,947
8/23	$1,156,300	$1,168,413	$1,170,334
9/23	$1,121,790	$1,134,168	$1,126,416
10/23	$1,106,085	$1,124,516	$1,113,051
11/23	$1,173,365	$1,195,902	$1,193,318
12/23	$1,201,382	$1,223,697	$1,224,274
1/24	$1,202,144	$1,217,448	$1,216,684
2/24	$1,202,963	$1,219,011	$1,216,967
3/24	$1,202,422	$1,218,973	$1,221,761
4/24	$1,189,525	$1,203,876	$1,206,447
5/24	$1,187,661	$1,200,344	$1,204,046
6/24	$1,205,235	$1,218,743	$1,225,269
7/24	$1,214,517	$1,229,852	$1,236,386
8/24	$1,222,539	$1,239,551	$1,245,920
9/24	$1,236,096	$1,251,802	$1,259,946
10/24	$1,218,753	$1,233,550	$1,239,527
11/24	$1,239,416	$1,254,858	$1,264,176
12/24	$1,221,952	$1,236,589	$1,241,144
1/25	$1,225,638	$1,242,787	$1,246,878
2/25	$1,239,159	$1,255,109	$1,260,761
3/25	$1,218,643	$1,233,838	$1,238,421
4/25	$1,210,970	$1,223,898	$1,227,021
5/25	$1,206,138	$1,224,684	$1,227,059
6/25	$1,221,443	$1,232,308	$1,232,160
7/25	$1,215,120	$1,229,819	$1,228,245
8/25	$1,226,171	$1,240,508	$1,240,021

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	0.30%	0.18%	2.06%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Missouri Municipal Bond Index	(0.47)%	0.39%	2.17%

AssetsNet	$ 86,004,726
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 270,645
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$86,004,726
# of Portfolio Holdings	88
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$270,645

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	5.6%
BB	2.2%
BBB	2.5%
A	19.5%
AA	69.0%
AAA	1.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	1.9%
Special Tax Revenue	4.6%
Electric Utilities	5.0%
Water and Sewer	5.3%
Housing	5.4%
Senior Living/Life Care	5.9%
Lease Rev./Cert. of Participation	7.7%
Transportation	7.8%
Education	9.1%
Hospital	13.4%
General Obligations	33.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013136
Shareholder Report [Line Items]
Fund Name	Eaton Vance North Carolina Municipal Income Fund
Class Name	Class A
Trading Symbol	ETNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance North Carolina Municipal Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.71%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance

↓ An overweight position and security selections in the hospital sector, which underperformed the Index, also weighed on Index-relative returns

↑ Security selections in A-rated bonds contributed to returns during the period

↑ Security selections in bonds with 8-12 years remaining to maturity also contributed to performance during the period

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg North Carolina Municipal Bond Index
8/15	$9,675	$10,000	$10,000
9/15	$9,733	$10,072	$10,064
10/15	$9,760	$10,112	$10,094
11/15	$9,799	$10,153	$10,110
12/15	$9,870	$10,224	$10,156
1/16	$9,984	$10,346	$10,261
2/16	$10,001	$10,362	$10,284
3/16	$10,040	$10,395	$10,297
4/16	$10,111	$10,472	$10,355
5/16	$10,138	$10,500	$10,369
6/16	$10,284	$10,667	$10,506
7/16	$10,278	$10,673	$10,515
8/16	$10,315	$10,688	$10,533
9/16	$10,264	$10,634	$10,484
10/16	$10,181	$10,523	$10,408
11/16	$9,854	$10,130	$10,085
12/16	$9,936	$10,249	$10,189
1/17	$9,963	$10,317	$10,252
2/17	$10,013	$10,389	$10,325
3/17	$10,040	$10,411	$10,343
4/17	$10,101	$10,487	$10,410
5/17	$10,217	$10,653	$10,539
6/17	$10,199	$10,615	$10,507
7/17	$10,237	$10,701	$10,576
8/17	$10,309	$10,782	$10,639
9/17	$10,279	$10,727	$10,566
10/17	$10,259	$10,754	$10,584
11/17	$10,195	$10,696	$10,517
12/17	$10,278	$10,808	$10,603
1/18	$10,179	$10,681	$10,513
2/18	$10,148	$10,649	$10,493
3/18	$10,163	$10,688	$10,510
4/18	$10,143	$10,650	$10,478
5/18	$10,227	$10,772	$10,578
6/18	$10,242	$10,781	$10,583
7/18	$10,268	$10,807	$10,609
8/18	$10,283	$10,835	$10,627
9/18	$10,227	$10,765	$10,567
10/18	$10,160	$10,698	$10,518
11/18	$10,257	$10,817	$10,629
12/18	$10,353	$10,946	$10,742
1/19	$10,424	$11,029	$10,830
2/19	$10,459	$11,088	$10,875
3/19	$10,577	$11,263	$11,001
4/19	$10,600	$11,306	$11,034
5/19	$10,729	$11,462	$11,156
6/19	$10,774	$11,504	$11,197
7/19	$10,844	$11,597	$11,291
8/19	$11,022	$11,780	$11,448
9/19	$10,948	$11,685	$11,348
10/19	$10,945	$11,706	$11,376
11/19	$10,956	$11,735	$11,404
12/19	$10,978	$11,771	$11,433
1/20	$11,171	$11,983	$11,618
2/20	$11,315	$12,137	$11,752
3/20	$10,949	$11,697	$11,402
4/20	$10,790	$11,550	$11,326
5/20	$11,093	$11,918	$11,705
6/20	$11,176	$12,016	$11,757
7/20	$11,344	$12,218	$11,925
8/20	$11,291	$12,161	$11,880
9/20	$11,286	$12,163	$11,898
10/20	$11,255	$12,127	$11,856
11/20	$11,421	$12,310	$11,995
12/20	$11,475	$12,385	$12,026
1/21	$11,542	$12,464	$12,084
2/21	$11,363	$12,266	$11,916
3/21	$11,405	$12,341	$11,983
4/21	$11,510	$12,445	$12,065
5/21	$11,526	$12,482	$12,084
6/21	$11,555	$12,516	$12,108
7/21	$11,645	$12,620	$12,208
8/21	$11,610	$12,574	$12,152
9/21	$11,512	$12,483	$12,062
10/21	$11,490	$12,446	$12,029
11/21	$11,568	$12,552	$12,124
12/21	$11,570	$12,573	$12,137
1/22	$11,295	$12,229	$11,819
2/22	$11,235	$12,185	$11,778
3/22	$10,947	$11,790	$11,375
4/22	$10,672	$11,464	$11,079
5/22	$10,800	$11,634	$11,223
6/22	$10,651	$11,443	$11,080
7/22	$10,896	$11,746	$11,369
8/22	$10,670	$11,488	$11,107
9/22	$10,332	$11,047	$10,660
10/22	$10,273	$10,956	$10,580
11/22	$10,649	$11,468	$11,069
12/22	$10,681	$11,501	$11,110
1/23	$10,930	$11,831	$11,428
2/23	$10,708	$11,564	$11,177
3/23	$10,896	$11,820	$11,435
4/23	$10,880	$11,793	$11,394
5/23	$10,760	$11,691	$11,274
6/23	$10,849	$11,808	$11,381
7/23	$10,859	$11,855	$11,420
8/23	$10,753	$11,684	$11,220
9/23	$10,481	$11,342	$10,879
10/23	$10,338	$11,245	$10,779
11/23	$10,941	$11,959	$11,470
12/23	$11,205	$12,237	$11,733
1/24	$11,193	$12,174	$11,654
2/24	$11,195	$12,190	$11,669
3/24	$11,196	$12,190	$11,682
4/24	$11,093	$12,039	$11,531
5/24	$11,081	$12,003	$11,482
6/24	$11,244	$12,187	$11,653
7/24	$11,340	$12,299	$11,772
8/24	$11,396	$12,396	$11,869
9/24	$11,507	$12,518	$11,982
10/24	$11,322	$12,335	$11,795
11/24	$11,514	$12,549	$11,992
12/24	$11,356	$12,366	$11,811
1/25	$11,386	$12,428	$11,890
2/25	$11,512	$12,551	$12,020
3/25	$11,297	$12,338	$11,818
4/25	$11,232	$12,239	$11,715
5/25	$11,181	$12,247	$11,740
6/25	$11,254	$12,323	$11,824
7/25	$11,188	$12,298	$11,816
8/25	$11,270	$12,405	$11,916

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	(1.07)%	(0.03)%	1.54%
Class A with 3.25% Maximum Sales Charge	(4.33)%	(0.69)%	1.20%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg North Carolina Municipal Bond Index	0.40%	0.06%	1.77%

AssetsNet	$ 230,637,441
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 864,614
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$230,637,441
# of Portfolio Holdings	171
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$864,614

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.9%
BB	0.1%
BBB	6.1%
A	3.8%
AA	64.2%
AAA	20.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.0%
Electric Utilities	4.7%
Senior Living/Life Care	6.6%
Housing	7.2%
Lease Rev./Cert. of Participation	8.3%
Education	9.0%
General Obligations	11.0%
Transportation	12.7%
Hospital	12.7%
Water and Sewer	22.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013138
Shareholder Report [Line Items]
Fund Name	Eaton Vance North Carolina Municipal Income Fund
Class Name	Class C
Trading Symbol	ECNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance North Carolina Municipal Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$145	1.46%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance

↓ An overweight position and security selections in the hospital sector, which underperformed the Index, also weighed on Index-relative returns

↑ Security selections in A-rated bonds contributed to returns during the period

↑ Security selections in bonds with 8-12 years remaining to maturity also contributed to performance during the period

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg North Carolina Municipal Bond Index
8/15	$10,000	$10,000	$10,000
9/15	$10,051	$10,072	$10,064
10/15	$10,073	$10,112	$10,094
11/15	$10,117	$10,153	$10,110
12/15	$10,180	$10,224	$10,156
1/16	$10,285	$10,346	$10,261
2/16	$10,297	$10,362	$10,284
3/16	$10,340	$10,395	$10,297
4/16	$10,404	$10,472	$10,355
5/16	$10,414	$10,500	$10,369
6/16	$10,560	$10,667	$10,506
7/16	$10,549	$10,673	$10,515
8/16	$10,580	$10,688	$10,533
9/16	$10,527	$10,634	$10,484
10/16	$10,432	$10,523	$10,408
11/16	$10,096	$10,130	$10,085
12/16	$10,169	$10,249	$10,189
1/17	$10,190	$10,317	$10,252
2/17	$10,234	$10,389	$10,325
3/17	$10,255	$10,411	$10,343
4/17	$10,308	$10,487	$10,410
5/17	$10,424	$10,653	$10,539
6/17	$10,392	$10,615	$10,507
7/17	$10,424	$10,701	$10,576
8/17	$10,497	$10,782	$10,639
9/17	$10,464	$10,727	$10,566
10/17	$10,430	$10,754	$10,584
11/17	$10,365	$10,696	$10,517
12/17	$10,439	$10,808	$10,603
1/18	$10,340	$10,681	$10,513
2/18	$10,297	$10,649	$10,493
3/18	$10,306	$10,688	$10,510
4/18	$10,272	$10,650	$10,478
5/18	$10,357	$10,772	$10,578
6/18	$10,356	$10,781	$10,583
7/18	$10,386	$10,807	$10,609
8/18	$10,395	$10,835	$10,627
9/18	$10,328	$10,765	$10,567
10/18	$10,260	$10,698	$10,518
11/18	$10,346	$10,817	$10,629
12/18	$10,432	$10,946	$10,742
1/19	$10,493	$11,029	$10,830
2/19	$10,533	$11,088	$10,875
3/19	$10,638	$11,263	$11,001
4/19	$10,655	$11,306	$11,034
5/19	$10,781	$11,462	$11,156
6/19	$10,818	$11,504	$11,197
7/19	$10,889	$11,597	$11,291
8/19	$11,050	$11,780	$11,448
9/19	$10,964	$11,685	$11,348
10/19	$10,967	$11,706	$11,376
11/19	$10,961	$11,735	$11,404
12/19	$10,988	$11,771	$11,433
1/20	$11,173	$11,983	$11,618
2/20	$11,302	$12,137	$11,752
3/20	$10,934	$11,697	$11,402
4/20	$10,770	$11,550	$11,326
5/20	$11,069	$11,918	$11,705
6/20	$11,140	$12,016	$11,757
7/20	$11,302	$12,218	$11,925
8/20	$11,236	$12,161	$11,880
9/20	$11,226	$12,163	$11,898
10/20	$11,191	$12,127	$11,856
11/20	$11,350	$12,310	$11,995
12/20	$11,394	$12,385	$12,026
1/21	$11,461	$12,464	$12,084
2/21	$11,268	$12,266	$11,916
3/21	$11,301	$12,341	$11,983
4/21	$11,392	$12,445	$12,065
5/21	$11,412	$12,482	$12,084
6/21	$11,433	$12,516	$12,108
7/21	$11,520	$12,620	$12,208
8/21	$11,471	$12,574	$12,152
9/21	$11,375	$12,483	$12,062
10/21	$11,337	$12,446	$12,029
11/21	$11,414	$12,552	$12,124
12/21	$11,409	$12,573	$12,137
1/22	$11,128	$12,229	$11,819
2/22	$11,068	$12,185	$11,778
3/22	$10,764	$11,790	$11,375
4/22	$10,495	$11,464	$11,079
5/22	$10,618	$11,634	$11,223
6/22	$10,454	$11,443	$11,080
7/22	$10,683	$11,746	$11,369
8/22	$10,472	$11,488	$11,107
9/22	$10,123	$11,047	$10,660
10/22	$10,065	$10,956	$10,580
11/22	$10,425	$11,468	$11,069
12/22	$10,448	$11,501	$11,110
1/23	$10,682	$11,831	$11,428
2/23	$10,463	$11,564	$11,177
3/23	$10,640	$11,820	$11,435
4/23	$10,620	$11,793	$11,394
5/23	$10,495	$11,691	$11,274
6/23	$10,570	$11,808	$11,381
7/23	$10,575	$11,855	$11,420
8/23	$10,474	$11,684	$11,220
9/23	$10,199	$11,342	$10,879
10/23	$10,054	$11,245	$10,779
11/23	$10,630	$11,959	$11,470
12/23	$10,875	$12,237	$11,733
1/24	$10,860	$12,174	$11,654
2/24	$10,857	$12,190	$11,669
3/24	$10,853	$12,190	$11,682
4/24	$10,743	$12,039	$11,531
5/24	$10,716	$12,003	$11,482
6/24	$10,881	$12,187	$11,653
7/24	$10,962	$12,299	$11,772
8/24	$11,008	$12,396	$11,869
9/24	$11,103	$12,518	$11,982
10/24	$10,932	$12,335	$11,795
11/24	$11,112	$12,549	$11,992
12/24	$10,940	$12,366	$11,811
1/25	$10,963	$12,428	$11,890
2/25	$11,083	$12,551	$12,020
3/25	$10,862	$12,338	$11,818
4/25	$10,800	$12,239	$11,715
5/25	$10,749	$12,247	$11,740
6/25	$10,797	$12,323	$11,824
7/25	$10,734	$12,298	$11,816
8/25	$10,982	$12,405	$11,916

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(1.84)%	(0.78)%	0.94%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(2.79)%	(0.78)%	0.94%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg North Carolina Municipal Bond Index	0.40%	0.06%	1.77%

AssetsNet	$ 230,637,441
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 864,614
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$230,637,441
# of Portfolio Holdings	171
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$864,614

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.9%
BB	0.1%
BBB	6.1%
A	3.8%
AA	64.2%
AAA	20.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.0%
Electric Utilities	4.7%
Senior Living/Life Care	6.6%
Housing	7.2%
Lease Rev./Cert. of Participation	8.3%
Education	9.0%
General Obligations	11.0%
Transportation	12.7%
Hospital	12.7%
Water and Sewer	22.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063950
Shareholder Report [Line Items]
Fund Name	Eaton Vance North Carolina Municipal Income Fund
Class Name	Class I
Trading Symbol	EINCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance North Carolina Municipal Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.51%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance

↓ An overweight position and security selections in the hospital sector, which underperformed the Index, also weighed on Index-relative returns

↑ Security selections in A-rated bonds contributed to returns during the period

↑ Security selections in bonds with 8-12 years remaining to maturity also contributed to performance during the period

↑ Out-of-Index exposures to variable-rate demand notes and floating-rate notes — typically considered defensive investments — contributed to returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg North Carolina Municipal Bond Index
8/15	$1,000,000	$1,000,000	$1,000,000
9/15	$1,006,132	$1,007,244	$1,006,353
10/15	$1,010,220	$1,011,249	$1,009,370
11/15	$1,014,419	$1,015,269	$1,011,041
12/15	$1,021,934	$1,022,402	$1,015,567
1/16	$1,032,745	$1,034,601	$1,026,105
2/16	$1,034,693	$1,036,228	$1,028,361
3/16	$1,040,009	$1,039,511	$1,029,686
4/16	$1,047,500	$1,047,154	$1,035,549
5/16	$1,049,341	$1,049,987	$1,036,855
6/16	$1,064,674	$1,066,690	$1,050,574
7/16	$1,064,183	$1,067,342	$1,051,508
8/16	$1,068,165	$1,068,782	$1,053,254
9/16	$1,063,132	$1,063,448	$1,048,382
10/16	$1,054,642	$1,052,291	$1,040,817
11/16	$1,022,224	$1,013,045	$1,008,537
12/16	$1,029,691	$1,024,938	$1,018,883
1/17	$1,033,839	$1,031,695	$1,025,233
2/17	$1,038,007	$1,038,859	$1,032,451
3/17	$1,040,987	$1,041,115	$1,034,279
4/17	$1,047,452	$1,048,669	$1,040,983
5/17	$1,060,832	$1,065,312	$1,053,924
6/17	$1,057,993	$1,061,492	$1,050,722
7/17	$1,062,124	$1,070,080	$1,057,641
8/17	$1,069,719	$1,078,223	$1,063,887
9/17	$1,066,807	$1,072,741	$1,056,568
10/17	$1,064,973	$1,075,359	$1,058,361
11/17	$1,059,669	$1,069,601	$1,051,671
12/17	$1,068,482	$1,080,781	$1,060,311
1/18	$1,058,375	$1,068,057	$1,051,347
2/18	$1,054,212	$1,064,866	$1,049,281
3/18	$1,057,130	$1,068,796	$1,051,025
4/18	$1,054,014	$1,064,982	$1,047,818
5/18	$1,062,890	$1,077,177	$1,057,817
6/18	$1,064,634	$1,078,096	$1,058,258
7/18	$1,067,531	$1,080,712	$1,060,856
8/18	$1,070,428	$1,083,488	$1,062,721
9/18	$1,063,647	$1,076,473	$1,056,727
10/18	$1,058,036	$1,069,844	$1,051,836
11/18	$1,067,080	$1,081,686	$1,062,915
12/18	$1,077,296	$1,094,637	$1,074,233
1/19	$1,084,832	$1,102,912	$1,083,004
2/19	$1,089,900	$1,108,817	$1,087,488
3/19	$1,101,082	$1,126,345	$1,100,142
4/19	$1,103,627	$1,130,578	$1,103,419
5/19	$1,117,242	$1,146,164	$1,115,648
6/19	$1,122,116	$1,150,397	$1,119,707
7/19	$1,130,825	$1,159,668	$1,129,113
8/19	$1,148,248	$1,177,960	$1,144,765
9/19	$1,140,750	$1,168,517	$1,134,757
10/19	$1,141,916	$1,170,611	$1,137,637
11/19	$1,141,962	$1,173,539	$1,140,420
12/19	$1,145,776	$1,177,122	$1,143,308
1/20	$1,164,710	$1,198,271	$1,161,837
2/20	$1,179,900	$1,213,723	$1,175,196
3/20	$1,142,039	$1,169,698	$1,140,200
4/20	$1,125,670	$1,155,018	$1,132,580
5/20	$1,158,685	$1,191,761	$1,170,478
6/20	$1,166,222	$1,201,569	$1,175,722
7/20	$1,183,898	$1,221,807	$1,192,480
8/20	$1,178,565	$1,216,074	$1,188,001
9/20	$1,179,527	$1,216,332	$1,189,784
10/20	$1,176,540	$1,212,678	$1,185,607
11/20	$1,193,987	$1,230,978	$1,199,500
12/20	$1,199,823	$1,238,477	$1,202,565
1/21	$1,207,001	$1,246,369	$1,208,380
2/21	$1,187,227	$1,226,566	$1,191,625
3/21	$1,191,879	$1,234,131	$1,198,317
4/21	$1,203,036	$1,244,482	$1,206,522
5/21	$1,206,175	$1,248,195	$1,208,419
6/21	$1,208,077	$1,251,622	$1,210,780
7/21	$1,218,963	$1,262,003	$1,220,809
8/21	$1,215,545	$1,257,371	$1,215,168
9/21	$1,205,587	$1,248,297	$1,206,208
10/21	$1,202,120	$1,244,647	$1,202,926
11/21	$1,211,776	$1,255,243	$1,212,379
12/21	$1,212,197	$1,257,268	$1,213,747
1/22	$1,182,389	$1,222,853	$1,181,903
2/22	$1,177,639	$1,218,472	$1,177,771
3/22	$1,146,402	$1,178,973	$1,137,545
4/22	$1,117,844	$1,146,363	$1,107,903
5/22	$1,132,777	$1,163,392	$1,122,348
6/22	$1,116,099	$1,144,338	$1,108,027
7/22	$1,141,838	$1,174,573	$1,136,899
8/22	$1,119,818	$1,148,831	$1,110,654
9/22	$1,083,293	$1,104,738	$1,066,047
10/22	$1,077,342	$1,095,550	$1,058,030
11/22	$1,118,199	$1,146,793	$1,106,914
12/22	$1,120,342	$1,150,076	$1,110,974
1/23	$1,146,662	$1,183,112	$1,142,819
2/23	$1,123,564	$1,156,360	$1,117,749
3/23	$1,144,793	$1,182,017	$1,143,507
4/23	$1,141,913	$1,179,316	$1,139,439
5/23	$1,129,616	$1,169,097	$1,127,358
6/23	$1,139,051	$1,180,808	$1,138,092
7/23	$1,140,321	$1,185,479	$1,142,024
8/23	$1,130,840	$1,168,413	$1,122,049
9/23	$1,101,084	$1,134,168	$1,087,902
10/23	$1,086,311	$1,124,516	$1,077,869
11/23	$1,151,075	$1,195,902	$1,146,975
12/23	$1,177,592	$1,223,697	$1,173,263
1/24	$1,176,586	$1,217,448	$1,165,372
2/24	$1,176,964	$1,219,011	$1,166,899
3/24	$1,177,328	$1,218,973	$1,168,197
4/24	$1,166,628	$1,203,876	$1,153,090
5/24	$1,165,649	$1,200,344	$1,148,244
6/24	$1,184,293	$1,218,743	$1,165,303
7/24	$1,193,157	$1,229,852	$1,177,245
8/24	$1,199,317	$1,239,551	$1,186,887
9/24	$1,211,145	$1,251,802	$1,198,248
10/24	$1,193,334	$1,233,550	$1,179,548
11/24	$1,213,761	$1,254,858	$1,199,181
12/24	$1,195,873	$1,236,589	$1,181,123
1/25	$1,199,326	$1,242,787	$1,188,995
2/25	$1,212,664	$1,255,109	$1,202,011
3/25	$1,190,304	$1,233,838	$1,181,811
4/25	$1,185,188	$1,223,898	$1,171,513
5/25	$1,178,537	$1,224,684	$1,173,996
6/25	$1,186,414	$1,232,308	$1,182,390
7/25	$1,179,715	$1,229,819	$1,181,589
8/25	$1,189,023	$1,240,508	$1,191,646

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	(0.86)%	0.18%	1.74%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg North Carolina Municipal Bond Index	0.40%	0.06%	1.77%

AssetsNet	$ 230,637,441
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 864,614
InvestmentCompanyPortfolioTurnover	73.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$230,637,441
# of Portfolio Holdings	171
Portfolio Turnover Rate	73%
Total Advisory Fees Paid	$864,614

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	4.9%
BB	0.1%
BBB	6.1%
A	3.8%
AA	64.2%
AAA	20.9%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.0%
Electric Utilities	4.7%
Senior Living/Life Care	6.6%
Housing	7.2%
Lease Rev./Cert. of Participation	8.3%
Education	9.0%
General Obligations	11.0%
Transportation	12.7%
Hospital	12.7%
Water and Sewer	22.8%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013142
Shareholder Report [Line Items]
Fund Name	Eaton Vance Oregon Municipal Income Fund
Class Name	Class A
Trading Symbol	ETORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Oregon Municipal Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.72%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in the water & sewer sector detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance

↓ Security selections in AAA-rated bonds also weighed on Index-relative returns during the period

↑ An underweight position and security selections in bonds with 4% coupon rates contributed to returns during the period

↑ An out-of-Index allocation to taxable municipal bonds helped returns as taxable municipal bonds outperformed tax-exempt municipal bonds

↑ Security selections in the hospital sector also contributed to returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Oregon Municipal Bond Index
8/15	$9,675	$10,000	$10,000
9/15	$9,785	$10,072	$10,077
10/15	$9,804	$10,112	$10,109
11/15	$9,847	$10,153	$10,137
12/15	$9,889	$10,224	$10,206
1/16	$10,012	$10,346	$10,334
2/16	$10,041	$10,362	$10,345
3/16	$10,105	$10,395	$10,385
4/16	$10,191	$10,472	$10,455
5/16	$10,209	$10,500	$10,471
6/16	$10,388	$10,667	$10,643
7/16	$10,371	$10,673	$10,638
8/16	$10,447	$10,688	$10,643
9/16	$10,430	$10,634	$10,601
10/16	$10,343	$10,523	$10,507
11/16	$10,022	$10,130	$10,120
12/16	$10,099	$10,249	$10,257
1/17	$10,130	$10,317	$10,322
2/17	$10,184	$10,389	$10,384
3/17	$10,203	$10,411	$10,405
4/17	$10,281	$10,487	$10,478
5/17	$10,418	$10,653	$10,640
6/17	$10,377	$10,615	$10,603
7/17	$10,421	$10,701	$10,692
8/17	$10,487	$10,782	$10,760
9/17	$10,458	$10,727	$10,689
10/17	$10,356	$10,754	$10,712
11/17	$10,326	$10,696	$10,631
12/17	$10,382	$10,808	$10,758
1/18	$10,327	$10,681	$10,634
2/18	$10,322	$10,649	$10,591
3/18	$10,366	$10,688	$10,632
4/18	$10,360	$10,650	$10,591
5/18	$10,465	$10,772	$10,702
6/18	$10,472	$10,781	$10,717
7/18	$10,526	$10,807	$10,736
8/18	$10,531	$10,835	$10,764
9/18	$10,486	$10,765	$10,692
10/18	$10,428	$10,698	$10,625
11/18	$10,520	$10,817	$10,759
12/18	$10,624	$10,946	$10,898
1/19	$10,716	$11,029	$10,987
2/19	$10,769	$11,088	$11,042
3/19	$10,885	$11,263	$11,203
4/19	$10,910	$11,306	$11,239
5/19	$11,037	$11,462	$11,388
6/19	$11,074	$11,504	$11,435
7/19	$11,162	$11,597	$11,523
8/19	$11,352	$11,780	$11,714
9/19	$11,274	$11,685	$11,605
10/19	$11,272	$11,706	$11,633
11/19	$11,284	$11,735	$11,669
12/19	$11,309	$11,771	$11,697
1/20	$11,491	$11,983	$11,910
2/20	$11,633	$12,137	$12,056
3/20	$11,360	$11,697	$11,741
4/20	$11,255	$11,550	$11,666
5/20	$11,594	$11,918	$12,062
6/20	$11,658	$12,016	$12,081
7/20	$11,813	$12,218	$12,276
8/20	$11,757	$12,161	$12,206
9/20	$11,752	$12,163	$12,209
10/20	$11,719	$12,127	$12,177
11/20	$11,885	$12,310	$12,350
12/20	$11,942	$12,385	$12,401
1/21	$11,973	$12,464	$12,451
2/21	$11,765	$12,266	$12,234
3/21	$11,823	$12,341	$12,304
4/21	$11,909	$12,445	$12,401
5/21	$11,953	$12,482	$12,435
6/21	$11,971	$12,516	$12,438
7/21	$12,055	$12,620	$12,556
8/21	$12,019	$12,574	$12,519
9/21	$11,930	$12,483	$12,404
10/21	$11,921	$12,446	$12,373
11/21	$12,006	$12,552	$12,476
12/21	$12,010	$12,573	$12,507
1/22	$11,716	$12,229	$12,143
2/22	$11,667	$12,185	$12,108
3/22	$11,319	$11,790	$11,701
4/22	$11,013	$11,464	$11,341
5/22	$11,129	$11,634	$11,523
6/22	$10,958	$11,443	$11,323
7/22	$11,197	$11,746	$11,633
8/22	$10,956	$11,488	$11,367
9/22	$10,594	$11,047	$10,920
10/22	$10,521	$10,956	$10,838
11/22	$10,990	$11,468	$11,331
12/22	$10,990	$11,501	$11,389
1/23	$11,282	$11,831	$11,696
2/23	$11,020	$11,564	$11,432
3/23	$11,258	$11,820	$11,692
4/23	$11,232	$11,793	$11,674
5/23	$11,107	$11,691	$11,554
6/23	$11,206	$11,808	$11,664
7/23	$11,236	$11,855	$11,697
8/23	$11,069	$11,684	$11,482
9/23	$10,789	$11,342	$11,087
10/23	$10,650	$11,245	$10,990
11/23	$11,265	$11,959	$11,757
12/23	$11,540	$12,237	$12,047
1/24	$11,514	$12,174	$11,973
2/24	$11,531	$12,190	$11,983
3/24	$11,520	$12,190	$11,987
4/24	$11,422	$12,039	$11,801
5/24	$11,425	$12,003	$11,776
6/24	$11,575	$12,187	$11,953
7/24	$11,680	$12,299	$12,066
8/24	$11,742	$12,396	$12,169
9/24	$11,863	$12,518	$12,287
10/24	$11,691	$12,335	$12,089
11/24	$11,871	$12,549	$12,299
12/24	$11,728	$12,366	$12,107
1/25	$11,745	$12,428	$12,189
2/25	$11,864	$12,551	$12,303
3/25	$11,704	$12,338	$12,110
4/25	$11,648	$12,239	$11,989
5/25	$11,608	$12,247	$12,020
6/25	$11,672	$12,323	$12,100
7/25	$11,600	$12,298	$12,061
8/25	$11,710	$12,405	$12,165

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	(0.27)%	(0.08)%	1.93%
Class A with 3.25% Maximum Sales Charge	(3.52)%	(0.74)%	1.59%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Oregon Municipal Bond Index	(0.03)%	(0.07)%	1.98%

AssetsNet	$ 218,208,663
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 809,561
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$218,208,663
# of Portfolio Holdings	151
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$809,561

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.0%
BB	1.7%
BBB	3.0%
A	6.5%
AA	78.6%
AAA	7.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	3.8%
Special Tax Revenue	3.6%
Housing	3.7%
Transportation	3.7%
Electric Utilities	4.3%
Education	7.3%
Water and Sewer	9.9%
Hospital	11.3%
General Obligations	52.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013144
Shareholder Report [Line Items]
Fund Name	Eaton Vance Oregon Municipal Income Fund
Class Name	Class C
Trading Symbol	ECORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Oregon Municipal Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	1.47%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in the water & sewer sector detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance

↓ Security selections in AAA-rated bonds also weighed on Index-relative returns during the period

↑ An underweight position and security selections in bonds with 4% coupon rates contributed to returns during the period

↑ An out-of-Index allocation to taxable municipal bonds helped returns as taxable municipal bonds outperformed tax-exempt municipal bonds

↑ Security selections in the hospital sector also contributed to returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg Oregon Municipal Bond Index
8/15	$10,000	$10,000	$10,000
9/15	$10,100	$10,072	$10,077
10/15	$10,126	$10,112	$10,109
11/15	$10,162	$10,153	$10,137
12/15	$10,199	$10,224	$10,206
1/16	$10,321	$10,346	$10,334
2/16	$10,345	$10,362	$10,345
3/16	$10,401	$10,395	$10,385
4/16	$10,478	$10,472	$10,455
5/16	$10,502	$10,500	$10,471
6/16	$10,677	$10,667	$10,643
7/16	$10,646	$10,673	$10,638
8/16	$10,713	$10,688	$10,643
9/16	$10,693	$10,634	$10,601
10/16	$10,608	$10,523	$10,507
11/16	$10,260	$10,130	$10,120
12/16	$10,339	$10,249	$10,257
1/17	$10,353	$10,317	$10,322
2/17	$10,411	$10,389	$10,384
3/17	$10,414	$10,411	$10,405
4/17	$10,494	$10,487	$10,478
5/17	$10,618	$10,653	$10,640
6/17	$10,576	$10,615	$10,603
7/17	$10,625	$10,701	$10,692
8/17	$10,681	$10,782	$10,760
9/17	$10,639	$10,727	$10,689
10/17	$10,529	$10,754	$10,712
11/17	$10,486	$10,696	$10,631
12/17	$10,545	$10,808	$10,758
1/18	$10,480	$10,681	$10,634
2/18	$10,471	$10,649	$10,591
3/18	$10,508	$10,688	$10,632
4/18	$10,499	$10,650	$10,591
5/18	$10,592	$10,772	$10,702
6/18	$10,595	$10,781	$10,717
7/18	$10,640	$10,807	$10,736
8/18	$10,653	$10,835	$10,764
9/18	$10,596	$10,765	$10,692
10/18	$10,526	$10,698	$10,625
11/18	$10,607	$10,817	$10,759
12/18	$10,711	$10,946	$10,898
1/19	$10,791	$11,029	$10,987
2/19	$10,836	$11,088	$11,042
3/19	$10,949	$11,263	$11,203
4/19	$10,980	$11,306	$11,239
5/19	$11,091	$11,462	$11,388
6/19	$11,132	$11,504	$11,435
7/19	$11,208	$11,597	$11,523
8/19	$11,377	$11,780	$11,714
9/19	$11,288	$11,685	$11,605
10/19	$11,281	$11,706	$11,633
11/19	$11,288	$11,735	$11,669
12/19	$11,318	$11,771	$11,697
1/20	$11,490	$11,983	$11,910
2/20	$11,628	$12,137	$12,056
3/20	$11,349	$11,697	$11,741
4/20	$11,225	$11,550	$11,666
5/20	$11,565	$11,918	$12,062
6/20	$11,618	$12,016	$12,081
7/20	$11,778	$12,218	$12,276
8/20	$11,698	$12,161	$12,206
9/20	$11,687	$12,163	$12,209
10/20	$11,652	$12,127	$12,177
11/20	$11,809	$12,310	$12,350
12/20	$11,855	$12,385	$12,401
1/21	$11,877	$12,464	$12,451
2/21	$11,671	$12,266	$12,234
3/21	$11,718	$12,341	$12,304
4/21	$11,802	$12,445	$12,401
5/21	$11,836	$12,482	$12,435
6/21	$11,846	$12,516	$12,438
7/21	$11,916	$12,620	$12,556
8/21	$11,878	$12,574	$12,519
9/21	$11,780	$12,483	$12,404
10/21	$11,753	$12,446	$12,373
11/21	$11,848	$12,552	$12,476
12/21	$11,845	$12,573	$12,507
1/22	$11,538	$12,229	$12,143
2/22	$11,477	$12,185	$12,108
3/22	$11,134	$11,790	$11,701
4/22	$10,818	$11,464	$11,341
5/22	$10,941	$11,634	$11,523
6/22	$10,759	$11,443	$11,323
7/22	$10,980	$11,746	$11,633
8/22	$10,747	$11,488	$11,367
9/22	$10,380	$11,047	$10,920
10/22	$10,311	$10,956	$10,838
11/22	$10,750	$11,468	$11,331
12/22	$10,759	$11,501	$11,389
1/23	$11,027	$11,831	$11,696
2/23	$10,765	$11,564	$11,432
3/23	$10,985	$11,820	$11,692
4/23	$10,957	$11,793	$11,674
5/23	$10,829	$11,691	$11,554
6/23	$10,913	$11,808	$11,664
7/23	$10,935	$11,855	$11,697
8/23	$10,782	$11,684	$11,482
9/23	$10,492	$11,342	$11,087
10/23	$10,365	$11,245	$10,990
11/23	$10,945	$11,959	$11,757
12/23	$11,196	$12,237	$12,047
1/24	$11,182	$12,174	$11,973
2/24	$11,180	$12,190	$11,983
3/24	$11,166	$12,190	$11,987
4/24	$11,063	$12,039	$11,801
5/24	$11,049	$12,003	$11,776
6/24	$11,202	$12,187	$11,953
7/24	$11,291	$12,299	$12,066
8/24	$11,341	$12,396	$12,169
9/24	$11,457	$12,518	$12,287
10/24	$11,287	$12,335	$12,089
11/24	$11,455	$12,549	$12,299
12/24	$11,298	$12,366	$12,107
1/25	$11,309	$12,428	$12,189
2/25	$11,423	$12,551	$12,303
3/25	$11,251	$12,338	$12,110
4/25	$11,198	$12,239	$11,989
5/25	$11,145	$12,247	$12,020
6/25	$11,197	$12,323	$12,100
7/25	$11,130	$12,298	$12,061
8/25	$11,407	$12,405	$12,165

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(1.05)%	(0.83)%	1.32%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(2.01)%	(0.83)%	1.32%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Oregon Municipal Bond Index	(0.03)%	(0.07)%	1.98%

AssetsNet	$ 218,208,663
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 809,561
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$218,208,663
# of Portfolio Holdings	151
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$809,561

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.0%
BB	1.7%
BBB	3.0%
A	6.5%
AA	78.6%
AAA	7.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	3.8%
Special Tax Revenue	3.6%
Housing	3.7%
Transportation	3.7%
Electric Utilities	4.3%
Education	7.3%
Water and Sewer	9.9%
Hospital	11.3%
General Obligations	52.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000092722
Shareholder Report [Line Items]
Fund Name	Eaton Vance Oregon Municipal Income Fund
Class Name	Class I
Trading Symbol	EIORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Oregon Municipal Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.52%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in the water & sewer sector detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance

↓ Security selections in AAA-rated bonds also weighed on Index-relative returns during the period

↑ An underweight position and security selections in bonds with 4% coupon rates contributed to returns during the period

↑ An out-of-Index allocation to taxable municipal bonds helped returns as taxable municipal bonds outperformed tax-exempt municipal bonds

↑ Security selections in the hospital sector also contributed to returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg Oregon Municipal Bond Index
8/15	$1,000,000	$1,000,000	$1,000,000
9/15	$1,011,507	$1,007,244	$1,007,672
10/15	$1,013,717	$1,011,249	$1,010,909
11/15	$1,018,263	$1,015,269	$1,013,699
12/15	$1,022,851	$1,022,402	$1,020,565
1/16	$1,035,688	$1,034,601	$1,033,434
2/16	$1,040,081	$1,036,228	$1,034,533
3/16	$1,045,654	$1,039,511	$1,038,476
4/16	$1,054,750	$1,047,154	$1,045,518
5/16	$1,057,965	$1,049,987	$1,047,072
6/16	$1,075,511	$1,066,690	$1,064,270
7/16	$1,073,956	$1,067,342	$1,063,803
8/16	$1,081,988	$1,068,782	$1,064,270
9/16	$1,080,416	$1,063,448	$1,060,059
10/16	$1,072,767	$1,052,291	$1,050,739
11/16	$1,038,457	$1,013,045	$1,012,021
12/16	$1,046,612	$1,024,938	$1,025,680
1/17	$1,049,946	$1,031,695	$1,032,175
2/17	$1,055,748	$1,038,859	$1,038,390
3/17	$1,057,878	$1,041,115	$1,040,471
4/17	$1,066,133	$1,048,669	$1,047,812
5/17	$1,080,592	$1,065,312	$1,063,950
6/17	$1,076,507	$1,061,492	$1,060,334
7/17	$1,082,456	$1,070,080	$1,069,244
8/17	$1,088,277	$1,078,223	$1,076,048
9/17	$1,085,385	$1,072,741	$1,068,942
10/17	$1,074,956	$1,075,359	$1,071,225
11/17	$1,072,071	$1,069,601	$1,063,149
12/17	$1,079,305	$1,080,781	$1,075,844
1/18	$1,072,570	$1,068,057	$1,063,412
2/18	$1,072,182	$1,064,866	$1,059,135
3/18	$1,076,878	$1,068,796	$1,063,249
4/18	$1,076,456	$1,064,982	$1,059,132
5/18	$1,087,603	$1,077,177	$1,070,191
6/18	$1,088,497	$1,078,096	$1,071,727
7/18	$1,094,274	$1,080,712	$1,073,576
8/18	$1,096,300	$1,083,488	$1,076,351
9/18	$1,090,493	$1,076,473	$1,069,177
10/18	$1,084,625	$1,069,844	$1,062,537
11/18	$1,094,356	$1,081,686	$1,075,896
12/18	$1,106,744	$1,094,637	$1,089,841
1/19	$1,115,157	$1,102,912	$1,098,735
2/19	$1,120,878	$1,108,817	$1,104,227
3/19	$1,133,091	$1,126,345	$1,120,278
4/19	$1,137,242	$1,130,578	$1,123,851
5/19	$1,150,672	$1,146,164	$1,138,775
6/19	$1,154,716	$1,150,397	$1,143,490
7/19	$1,162,719	$1,159,668	$1,152,348
8/19	$1,182,786	$1,177,960	$1,171,357
9/19	$1,174,773	$1,168,517	$1,160,494
10/19	$1,174,762	$1,170,611	$1,163,328
11/19	$1,176,229	$1,173,539	$1,166,868
12/19	$1,179,084	$1,177,122	$1,169,662
1/20	$1,198,175	$1,198,271	$1,190,962
2/20	$1,213,230	$1,213,723	$1,205,630
3/20	$1,184,852	$1,169,698	$1,174,076
4/20	$1,174,100	$1,155,018	$1,166,556
5/20	$1,209,671	$1,191,761	$1,206,223
6/20	$1,216,538	$1,201,569	$1,208,095
7/20	$1,234,302	$1,221,807	$1,227,606
8/20	$1,227,227	$1,216,074	$1,220,604
9/20	$1,226,838	$1,216,332	$1,220,945
10/20	$1,223,685	$1,212,678	$1,217,662
11/20	$1,241,188	$1,230,978	$1,235,038
12/20	$1,247,386	$1,238,477	$1,240,113
1/21	$1,250,828	$1,246,369	$1,245,071
2/21	$1,230,642	$1,226,566	$1,223,396
3/21	$1,235,566	$1,234,131	$1,230,359
4/21	$1,246,171	$1,244,482	$1,240,064
5/21	$1,249,590	$1,248,195	$1,243,460
6/21	$1,253,049	$1,251,622	$1,243,838
7/21	$1,260,680	$1,262,003	$1,255,583
8/21	$1,258,508	$1,257,371	$1,251,913
9/21	$1,248,021	$1,248,297	$1,240,381
10/21	$1,247,220	$1,244,647	$1,237,251
11/21	$1,256,312	$1,255,243	$1,247,636
12/21	$1,258,342	$1,257,268	$1,250,706
1/22	$1,226,365	$1,222,853	$1,214,328
2/22	$1,221,413	$1,218,472	$1,210,784
3/22	$1,186,568	$1,178,973	$1,170,082
4/22	$1,153,295	$1,146,363	$1,134,092
5/22	$1,167,019	$1,163,392	$1,152,270
6/22	$1,147,901	$1,144,338	$1,132,259
7/22	$1,173,116	$1,174,573	$1,163,300
8/22	$1,148,086	$1,148,831	$1,136,669
9/22	$1,110,218	$1,104,738	$1,092,012
10/22	$1,104,259	$1,095,550	$1,083,775
11/22	$1,152,132	$1,146,793	$1,133,097
12/22	$1,153,857	$1,150,076	$1,138,899
1/23	$1,183,244	$1,183,112	$1,169,593
2/23	$1,155,938	$1,156,360	$1,143,182
3/23	$1,181,104	$1,182,017	$1,169,238
4/23	$1,178,509	$1,179,316	$1,167,435
5/23	$1,165,575	$1,169,097	$1,155,441
6/23	$1,176,237	$1,180,808	$1,166,426
7/23	$1,179,562	$1,185,479	$1,169,676
8/23	$1,163,655	$1,168,413	$1,148,188
9/23	$1,132,923	$1,134,168	$1,108,740
10/23	$1,120,009	$1,124,516	$1,099,019
11/23	$1,183,377	$1,195,902	$1,175,710
12/23	$1,212,449	$1,223,697	$1,204,730
1/24	$1,211,448	$1,217,448	$1,197,319
2/24	$1,211,919	$1,219,011	$1,198,332
3/24	$1,212,470	$1,218,973	$1,198,663
4/24	$1,200,872	$1,203,876	$1,180,071
5/24	$1,201,422	$1,200,344	$1,177,647
6/24	$1,218,850	$1,218,743	$1,195,291
7/24	$1,228,619	$1,229,852	$1,206,602
8/24	$1,235,371	$1,239,551	$1,216,889
9/24	$1,248,332	$1,251,802	$1,228,666
10/24	$1,231,939	$1,233,550	$1,208,875
11/24	$1,251,137	$1,254,858	$1,229,925
12/24	$1,234,682	$1,236,589	$1,210,699
1/25	$1,236,669	$1,242,787	$1,218,867
2/25	$1,251,002	$1,255,109	$1,230,292
3/25	$1,232,761	$1,233,838	$1,210,969
4/25	$1,227,091	$1,223,898	$1,198,940
5/25	$1,222,978	$1,224,684	$1,201,986
6/25	$1,229,942	$1,232,308	$1,209,950
7/25	$1,224,186	$1,229,819	$1,206,117
8/25	$1,234,423	$1,240,508	$1,216,549

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	(0.08)%	0.12%	2.13%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Oregon Municipal Bond Index	(0.03)%	(0.07)%	1.98%

AssetsNet	$ 218,208,663
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 809,561
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$218,208,663
# of Portfolio Holdings	151
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$809,561

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.0%
BB	1.7%
BBB	3.0%
A	6.5%
AA	78.6%
AAA	7.2%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	3.8%
Special Tax Revenue	3.6%
Housing	3.7%
Transportation	3.7%
Electric Utilities	4.3%
Education	7.3%
Water and Sewer	9.9%
Hospital	11.3%
General Obligations	52.4%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013151
Shareholder Report [Line Items]
Fund Name	Eaton Vance South Carolina Municipal Income Fund
Class Name	Class A
Trading Symbol	EASCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance South Carolina Municipal Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.74%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight position and security selections in the water & sewer sector also hurt performance

↓ Security selections in AA-rated bonds also hurt Index-relative returns during the period

↑ Security selections in bonds with 8 to 12 years remaining to maturity helped returns during the period

↑ An out-of-Index exposure to variable-rate demand notes— typically considered a defensive investment — contributed to returns

↑ An overweight position and security selections in the housing sector also contributed to returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg South Carolina Municipal Bond Index
8/15	$9,675	$10,000	$10,000
9/15	$9,779	$10,072	$10,064
10/15	$9,810	$10,112	$10,096
11/15	$9,873	$10,153	$10,142
12/15	$9,955	$10,224	$10,215
1/16	$10,057	$10,346	$10,350
2/16	$10,096	$10,362	$10,373
3/16	$10,145	$10,395	$10,427
4/16	$10,226	$10,472	$10,521
5/16	$10,253	$10,500	$10,563
6/16	$10,410	$10,667	$10,762
7/16	$10,393	$10,673	$10,771
8/16	$10,462	$10,688	$10,776
9/16	$10,423	$10,634	$10,724
10/16	$10,340	$10,523	$10,603
11/16	$9,995	$10,130	$10,158
12/16	$10,087	$10,249	$10,286
1/17	$10,113	$10,317	$10,354
2/17	$10,161	$10,389	$10,401
3/17	$10,176	$10,411	$10,249
4/17	$10,258	$10,487	$10,372
5/17	$10,406	$10,653	$10,573
6/17	$10,365	$10,615	$10,586
7/17	$10,403	$10,701	$10,660
8/17	$10,473	$10,782	$10,785
9/17	$10,455	$10,727	$10,704
10/17	$10,392	$10,754	$10,754
11/17	$10,328	$10,696	$10,737
12/17	$10,377	$10,808	$10,868
1/18	$10,323	$10,681	$10,723
2/18	$10,293	$10,649	$10,661
3/18	$10,319	$10,688	$10,692
4/18	$10,300	$10,650	$10,664
5/18	$10,407	$10,772	$10,748
6/18	$10,435	$10,781	$10,782
7/18	$10,497	$10,807	$10,789
8/18	$10,513	$10,835	$10,811
9/18	$10,462	$10,765	$10,731
10/18	$10,410	$10,698	$10,693
11/18	$10,482	$10,817	$10,786
12/18	$10,586	$10,946	$10,919
1/19	$10,668	$11,029	$10,999
2/19	$10,740	$11,088	$11,122
3/19	$10,837	$11,263	$11,317
4/19	$10,852	$11,306	$11,376
5/19	$10,971	$11,462	$11,582
6/19	$11,007	$11,504	$11,622
7/19	$11,068	$11,597	$11,701
8/19	$11,187	$11,780	$11,878
9/19	$11,127	$11,685	$11,804
10/19	$11,137	$11,706	$11,825
11/19	$11,148	$11,735	$11,851
12/19	$11,184	$11,771	$11,892
1/20	$11,328	$11,983	$12,058
2/20	$11,435	$12,137	$12,233
3/20	$11,145	$11,697	$11,795
4/20	$11,023	$11,550	$11,626
5/20	$11,323	$11,918	$11,929
6/20	$11,418	$12,016	$12,147
7/20	$11,548	$12,218	$12,332
8/20	$11,519	$12,161	$12,333
9/20	$11,528	$12,163	$12,339
10/20	$11,536	$12,127	$12,306
11/20	$11,655	$12,310	$12,487
12/20	$11,699	$12,385	$12,562
1/21	$11,766	$12,464	$12,672
2/21	$11,636	$12,266	$12,481
3/21	$11,665	$12,341	$12,543
4/21	$11,731	$12,445	$12,634
5/21	$11,758	$12,482	$12,665
6/21	$11,774	$12,516	$12,692
7/21	$11,839	$12,620	$12,781
8/21	$11,818	$12,574	$12,746
9/21	$11,735	$12,483	$12,704
10/21	$11,713	$12,446	$12,651
11/21	$11,792	$12,552	$12,737
12/21	$11,795	$12,573	$12,762
1/22	$11,524	$12,229	$12,464
2/22	$11,468	$12,185	$12,403
3/22	$11,160	$11,790	$12,001
4/22	$10,927	$11,464	$11,671
5/22	$11,020	$11,634	$11,800
6/22	$10,887	$11,443	$11,556
7/22	$11,082	$11,746	$11,843
8/22	$10,909	$11,488	$11,627
9/22	$10,599	$11,047	$11,157
10/22	$10,555	$10,956	$11,030
11/22	$10,919	$11,468	$11,544
12/22	$10,951	$11,501	$11,600
1/23	$11,174	$11,831	$11,948
2/23	$10,980	$11,564	$11,696
3/23	$11,153	$11,820	$11,922
4/23	$11,151	$11,793	$11,876
5/23	$11,071	$11,691	$11,834
6/23	$11,133	$11,808	$11,966
7/23	$11,156	$11,855	$12,023
8/23	$11,066	$11,684	$11,804
9/23	$10,759	$11,342	$11,414
10/23	$10,621	$11,245	$11,333
11/23	$11,212	$11,959	$12,071
12/23	$11,439	$12,237	$12,378
1/24	$11,444	$12,174	$12,292
2/24	$11,450	$12,190	$12,308
3/24	$11,455	$12,190	$12,369
4/24	$11,355	$12,039	$12,214
5/24	$11,361	$12,003	$12,199
6/24	$11,528	$12,187	$12,403
7/24	$11,614	$12,299	$12,518
8/24	$11,675	$12,396	$12,615
9/24	$11,790	$12,518	$12,747
10/24	$11,622	$12,335	$12,567
11/24	$11,846	$12,549	$12,797
12/24	$11,664	$12,366	$12,596
1/25	$11,684	$12,428	$12,678
2/25	$11,799	$12,551	$12,807
3/25	$11,574	$12,338	$12,580
4/25	$11,500	$12,239	$12,429
5/25	$11,425	$12,247	$12,423
6/25	$11,501	$12,323	$12,505
7/25	$11,394	$12,298	$12,470
8/25	$11,481	$12,405	$12,597

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	(1.65)%	(0.06)%	1.73%
Class A with 3.25% Maximum Sales Charge	(4.82)%	(0.73)%	1.39%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg South Carolina Municipal Bond Index	(0.15)%	0.42%	2.33%

AssetsNet	$ 191,733,709
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 709,231
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$191,733,709
# of Portfolio Holdings	134
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$709,231

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	5.7%
BB	2.7%
BBB	5.4%
A	28.0%
AA	49.1%
AAA	9.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.6%
Senior Living/Life Care	4.9%
Transportation	6.5%
Housing	7.1%
Lease Rev./Cert. of Participation	7.7%
Water and Sewer	10.7%
Education	10.8%
Electric Utilities	13.2%
General Obligations	16.4%
Hospital	17.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013153
Shareholder Report [Line Items]
Fund Name	Eaton Vance South Carolina Municipal Income Fund
Class Name	Class C
Trading Symbol	ECSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance South Carolina Municipal Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$147	1.49%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight position and security selections in the water & sewer sector also hurt performance

↓ Security selections in AA-rated bonds also hurt Index-relative returns during the period

↑ Security selections in bonds with 8 to 12 years remaining to maturity helped returns during the period

↑ An out-of-Index exposure to variable-rate demand notes— typically considered a defensive investment — contributed to returns

↑ An overweight position and security selections in the housing sector also contributed to returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg South Carolina Municipal Bond Index
8/15	$10,000	$10,000	$10,000
9/15	$10,097	$10,072	$10,064
10/15	$10,122	$10,112	$10,096
11/15	$10,180	$10,153	$10,142
12/15	$10,265	$10,224	$10,215
1/16	$10,370	$10,346	$10,350
2/16	$10,392	$10,362	$10,373
3/16	$10,445	$10,395	$10,427
4/16	$10,519	$10,472	$10,521
5/16	$10,540	$10,500	$10,563
6/16	$10,687	$10,667	$10,762
7/16	$10,666	$10,673	$10,771
8/16	$10,727	$10,688	$10,776
9/16	$10,685	$10,634	$10,724
10/16	$10,599	$10,523	$10,603
11/16	$10,240	$10,130	$10,158
12/16	$10,323	$10,249	$10,286
1/17	$10,343	$10,317	$10,354
2/17	$10,385	$10,389	$10,401
3/17	$10,395	$10,411	$10,249
4/17	$10,468	$10,487	$10,372
5/17	$10,616	$10,653	$10,573
6/17	$10,573	$10,615	$10,586
7/17	$10,603	$10,701	$10,660
8/17	$10,666	$10,782	$10,785
9/17	$10,633	$10,727	$10,704
10/17	$10,566	$10,754	$10,754
11/17	$10,501	$10,696	$10,737
12/17	$10,531	$10,808	$10,868
1/18	$10,475	$10,681	$10,723
2/18	$10,441	$10,649	$10,661
3/18	$10,461	$10,688	$10,692
4/18	$10,438	$10,650	$10,664
5/18	$10,536	$10,772	$10,748
6/18	$10,568	$10,781	$10,782
7/18	$10,611	$10,807	$10,789
8/18	$10,632	$10,835	$10,811
9/18	$10,568	$10,765	$10,731
10/18	$10,513	$10,698	$10,693
11/18	$10,577	$10,817	$10,786
12/18	$10,671	$10,946	$10,919
1/19	$10,743	$11,029	$10,999
2/19	$10,806	$11,088	$11,122
3/19	$10,904	$11,263	$11,317
4/19	$10,914	$11,306	$11,376
5/19	$11,020	$11,462	$11,582
6/19	$11,060	$11,504	$11,622
7/19	$11,112	$11,597	$11,701
8/19	$11,220	$11,780	$11,878
9/19	$11,157	$11,685	$11,804
10/19	$11,149	$11,706	$11,825
11/19	$11,166	$11,735	$11,851
12/19	$11,183	$11,771	$11,892
1/20	$11,335	$11,983	$12,058
2/20	$11,419	$12,137	$12,233
3/20	$11,140	$11,697	$11,795
4/20	$11,008	$11,550	$11,626
5/20	$11,285	$11,918	$11,929
6/20	$11,380	$12,016	$12,147
7/20	$11,496	$12,218	$12,332
8/20	$11,463	$12,161	$12,333
9/20	$11,476	$12,163	$12,339
10/20	$11,466	$12,127	$12,306
11/20	$11,583	$12,310	$12,487
12/20	$11,630	$12,385	$12,562
1/21	$11,675	$12,464	$12,672
2/21	$11,536	$12,266	$12,481
3/21	$11,569	$12,341	$12,543
4/21	$11,623	$12,445	$12,634
5/21	$11,631	$12,482	$12,665
6/21	$11,651	$12,516	$12,692
7/21	$11,705	$12,620	$12,781
8/21	$11,679	$12,574	$12,746
9/21	$11,595	$12,483	$12,704
10/21	$11,568	$12,446	$12,651
11/21	$11,635	$12,552	$12,737
12/21	$11,620	$12,573	$12,762
1/22	$11,351	$12,229	$12,464
2/22	$11,293	$12,185	$12,403
3/22	$10,978	$11,790	$12,001
4/22	$10,745	$11,464	$11,671
5/22	$10,825	$11,634	$11,800
6/22	$10,696	$11,443	$11,556
7/22	$10,882	$11,746	$11,843
8/22	$10,693	$11,488	$11,627
9/22	$10,389	$11,047	$11,157
10/22	$10,332	$10,956	$11,030
11/22	$10,685	$11,468	$11,544
12/22	$10,709	$11,501	$11,600
1/23	$10,933	$11,831	$11,948
2/23	$10,725	$11,564	$11,696
3/23	$10,891	$11,820	$11,922
4/23	$10,871	$11,793	$11,876
5/23	$10,792	$11,691	$11,834
6/23	$10,856	$11,808	$11,966
7/23	$10,872	$11,855	$12,023
8/23	$10,772	$11,684	$11,804
9/23	$10,473	$11,342	$11,414
10/23	$10,329	$11,245	$11,333
11/23	$10,891	$11,959	$12,071
12/23	$11,117	$12,237	$12,378
1/24	$11,117	$12,174	$12,292
2/24	$11,105	$12,190	$12,308
3/24	$11,104	$12,190	$12,369
4/24	$10,996	$12,039	$12,214
5/24	$10,997	$12,003	$12,199
6/24	$11,155	$12,187	$12,403
7/24	$11,229	$12,299	$12,518
8/24	$11,279	$12,396	$12,615
9/24	$11,379	$12,518	$12,747
10/24	$11,209	$12,335	$12,567
11/24	$11,419	$12,549	$12,797
12/24	$11,248	$12,366	$12,596
1/25	$11,261	$12,428	$12,678
2/25	$11,361	$12,551	$12,807
3/25	$11,127	$12,338	$12,580
4/25	$11,055	$12,239	$12,429
5/25	$10,982	$12,247	$12,423
6/25	$11,034	$12,323	$12,505
7/25	$10,931	$12,298	$12,470
8/25	$11,177	$12,405	$12,597

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(2.31)%	(0.79)%	1.12%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(3.26)%	(0.79)%	1.12%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg South Carolina Municipal Bond Index	(0.15)%	0.42%	2.33%

AssetsNet	$ 191,733,709
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 709,231
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$191,733,709
# of Portfolio Holdings	134
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$709,231

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	5.7%
BB	2.7%
BBB	5.4%
A	28.0%
AA	49.1%
AAA	9.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.6%
Senior Living/Life Care	4.9%
Transportation	6.5%
Housing	7.1%
Lease Rev./Cert. of Participation	7.7%
Water and Sewer	10.7%
Education	10.8%
Electric Utilities	13.2%
General Obligations	16.4%
Hospital	17.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063952
Shareholder Report [Line Items]
Fund Name	Eaton Vance South Carolina Municipal Income Fund
Class Name	Class I
Trading Symbol	EISCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance South Carolina Municipal Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$54	0.54%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight position and security selections in the water & sewer sector also hurt performance

↓ Security selections in AA-rated bonds also hurt Index-relative returns during the period

↑ Security selections in bonds with 8 to 12 years remaining to maturity helped returns during the period

↑ An out-of-Index exposure to variable-rate demand notes— typically considered a defensive investment — contributed to returns

↑ An overweight position and security selections in the housing sector also contributed to returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg South Carolina Municipal Bond Index
8/15	$1,000,000	$1,000,000	$1,000,000
9/15	$1,010,941	$1,007,244	$1,006,433
10/15	$1,014,271	$1,011,249	$1,009,626
11/15	$1,020,964	$1,015,269	$1,014,177
12/15	$1,029,583	$1,022,402	$1,021,498
1/16	$1,040,350	$1,034,601	$1,034,959
2/16	$1,044,510	$1,036,228	$1,037,263
3/16	$1,049,775	$1,039,511	$1,042,731
4/16	$1,058,342	$1,047,154	$1,052,059
5/16	$1,061,276	$1,049,987	$1,056,265
6/16	$1,077,674	$1,066,690	$1,076,160
7/16	$1,076,138	$1,067,342	$1,077,064
8/16	$1,083,478	$1,068,782	$1,077,588
9/16	$1,079,625	$1,063,448	$1,072,371
10/16	$1,071,215	$1,052,291	$1,060,336
11/16	$1,035,672	$1,013,045	$1,015,779
12/16	$1,045,328	$1,024,938	$1,028,577
1/17	$1,048,214	$1,031,695	$1,035,408
2/17	$1,053,386	$1,038,859	$1,040,059
3/17	$1,055,128	$1,041,115	$1,024,891
4/17	$1,063,734	$1,048,669	$1,037,198
5/17	$1,079,252	$1,065,312	$1,057,288
6/17	$1,075,255	$1,061,492	$1,058,622
7/17	$1,079,295	$1,070,080	$1,065,952
8/17	$1,086,835	$1,078,223	$1,078,508
9/17	$1,083,951	$1,072,741	$1,070,407
10/17	$1,078,718	$1,075,359	$1,075,354
11/17	$1,072,314	$1,069,601	$1,073,697
12/17	$1,077,562	$1,080,781	$1,086,802
1/18	$1,070,990	$1,068,057	$1,072,332
2/18	$1,069,195	$1,064,866	$1,066,094
3/18	$1,072,121	$1,068,796	$1,069,170
4/18	$1,070,320	$1,064,982	$1,066,358
5/18	$1,081,639	$1,077,177	$1,074,842
6/18	$1,084,726	$1,078,096	$1,078,245
7/18	$1,091,325	$1,080,712	$1,078,905
8/18	$1,093,139	$1,083,488	$1,081,096
9/18	$1,088,018	$1,076,473	$1,073,137
10/18	$1,082,812	$1,069,844	$1,069,308
11/18	$1,090,501	$1,081,686	$1,078,646
12/18	$1,101,472	$1,094,637	$1,091,865
1/19	$1,110,231	$1,102,912	$1,099,919
2/19	$1,117,874	$1,108,817	$1,112,220
3/19	$1,128,134	$1,126,345	$1,131,681
4/19	$1,129,889	$1,130,578	$1,137,573
5/19	$1,142,420	$1,146,164	$1,158,221
6/19	$1,146,369	$1,150,397	$1,162,168
7/19	$1,152,899	$1,159,668	$1,170,090
8/19	$1,165,504	$1,177,960	$1,187,833
9/19	$1,159,447	$1,168,517	$1,180,423
10/19	$1,159,426	$1,170,611	$1,182,514
11/19	$1,162,033	$1,173,539	$1,185,068
12/19	$1,165,981	$1,177,122	$1,189,196
1/20	$1,181,136	$1,198,271	$1,205,845
2/20	$1,191,190	$1,213,723	$1,223,304
3/20	$1,162,421	$1,169,698	$1,179,533
4/20	$1,149,923	$1,155,018	$1,162,622
5/20	$1,180,153	$1,191,761	$1,192,907
6/20	$1,191,518	$1,201,569	$1,214,719
7/20	$1,204,003	$1,221,807	$1,233,226
8/20	$1,202,468	$1,216,074	$1,233,316
9/20	$1,203,563	$1,216,332	$1,233,912
10/20	$1,203,351	$1,212,678	$1,230,594
11/20	$1,217,221	$1,230,978	$1,248,704
12/20	$1,222,074	$1,238,477	$1,256,230
1/21	$1,227,984	$1,246,369	$1,267,223
2/21	$1,215,920	$1,226,566	$1,248,055
3/21	$1,219,170	$1,234,131	$1,254,312
4/21	$1,226,166	$1,244,482	$1,263,420
5/21	$1,227,967	$1,248,195	$1,266,524
6/21	$1,231,138	$1,251,622	$1,269,218
7/21	$1,238,155	$1,262,003	$1,278,137
8/21	$1,236,122	$1,257,371	$1,274,638
9/21	$1,227,645	$1,248,297	$1,270,375
10/21	$1,225,573	$1,244,647	$1,265,133
11/21	$1,234,010	$1,255,243	$1,273,737
12/21	$1,233,294	$1,257,268	$1,276,178
1/22	$1,205,182	$1,222,853	$1,246,427
2/22	$1,200,798	$1,218,472	$1,240,331
3/22	$1,168,759	$1,178,973	$1,200,121
4/22	$1,144,620	$1,146,363	$1,167,090
5/22	$1,154,537	$1,163,392	$1,180,032
6/22	$1,140,802	$1,144,338	$1,155,582
7/22	$1,161,343	$1,174,573	$1,184,310
8/22	$1,142,140	$1,148,831	$1,162,691
9/22	$1,111,216	$1,104,738	$1,115,716
10/22	$1,105,490	$1,095,550	$1,102,973
11/22	$1,145,051	$1,146,793	$1,154,389
12/22	$1,148,608	$1,150,076	$1,160,031
1/23	$1,172,241	$1,183,112	$1,194,778
2/23	$1,150,677	$1,156,360	$1,169,560
3/23	$1,170,401	$1,182,017	$1,192,209
4/23	$1,168,994	$1,179,316	$1,187,626
5/23	$1,162,188	$1,169,097	$1,183,384
6/23	$1,168,848	$1,180,808	$1,196,627
7/23	$1,171,546	$1,185,479	$1,202,295
8/23	$1,160,921	$1,168,413	$1,180,358
9/23	$1,130,252	$1,134,168	$1,141,365
10/23	$1,115,915	$1,124,516	$1,133,268
11/23	$1,176,837	$1,195,902	$1,207,110
12/23	$1,202,263	$1,223,697	$1,237,767
1/24	$1,202,992	$1,217,448	$1,229,221
2/24	$1,203,742	$1,219,011	$1,230,777
3/24	$1,204,510	$1,218,973	$1,236,879
4/24	$1,194,229	$1,203,876	$1,221,412
5/24	$1,195,080	$1,200,344	$1,219,912
6/24	$1,212,735	$1,218,743	$1,240,333
7/24	$1,222,019	$1,229,852	$1,251,819
8/24	$1,227,268	$1,239,551	$1,261,536
9/24	$1,240,924	$1,251,802	$1,274,708
10/24	$1,222,120	$1,233,550	$1,256,739
11/24	$1,245,787	$1,254,858	$1,279,677
12/24	$1,228,282	$1,236,589	$1,259,624
1/25	$1,230,612	$1,242,787	$1,267,828
2/25	$1,242,895	$1,255,109	$1,280,748
3/25	$1,219,500	$1,233,838	$1,258,012
4/25	$1,211,919	$1,223,898	$1,242,865
5/25	$1,204,212	$1,224,684	$1,242,289
6/25	$1,210,979	$1,232,308	$1,250,484
7/25	$1,201,350	$1,229,819	$1,246,967
8/25	$1,210,907	$1,240,508	$1,259,688

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	(1.33)%	0.14%	1.93%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg South Carolina Municipal Bond Index	(0.15)%	0.42%	2.33%

AssetsNet	$ 191,733,709
Holdings Count | Holding	134
Advisory Fees Paid, Amount	$ 709,231
InvestmentCompanyPortfolioTurnover	66.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$191,733,709
# of Portfolio Holdings	134
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$709,231

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	5.7%
BB	2.7%
BBB	5.4%
A	28.0%
AA	49.1%
AAA	9.1%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	5.6%
Senior Living/Life Care	4.9%
Transportation	6.5%
Housing	7.1%
Lease Rev./Cert. of Participation	7.7%
Water and Sewer	10.7%
Education	10.8%
Electric Utilities	13.2%
General Obligations	16.4%
Hospital	17.1%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013157
Shareholder Report [Line Items]
Fund Name	Eaton Vance Virginia Municipal Income Fund
Class Name	Class A
Trading Symbol	ETVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Virginia Municipal Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.76%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance

↓ Security selections in AA-rated bonds also weighed on Index-relative returns

↑ Security selections in BBB-rated bonds helped Index-relative returns during the period

↑ An underweight position and security selections in the education sector contributed to returns during the period

↑ An out-of-Index exposure to variable-rate demand notes — typically considered defensive investments — also contributed to returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index	Bloomberg Virginia Municipal Bond Index
8/15	$9,675	$10,000	$10,000
9/15	$9,732	$10,072	$10,069
10/15	$9,775	$10,112	$10,108
11/15	$9,830	$10,153	$10,138
12/15	$9,923	$10,224	$10,194
1/16	$10,041	$10,346	$10,316
2/16	$10,060	$10,362	$10,342
3/16	$10,078	$10,395	$10,367
4/16	$10,171	$10,472	$10,435
5/16	$10,203	$10,500	$10,452
6/16	$10,369	$10,667	$10,602
7/16	$10,361	$10,673	$10,607
8/16	$10,377	$10,688	$10,610
9/16	$10,344	$10,634	$10,575
10/16	$10,285	$10,523	$10,473
11/16	$10,024	$10,130	$10,093
12/16	$10,091	$10,249	$10,219
1/17	$10,140	$10,317	$10,291
2/17	$10,196	$10,389	$10,357
3/17	$10,212	$10,411	$10,376
4/17	$10,279	$10,487	$10,458
5/17	$10,373	$10,653	$10,605
6/17	$10,350	$10,615	$10,572
7/17	$10,391	$10,701	$10,643
8/17	$10,446	$10,782	$10,713
9/17	$10,388	$10,727	$10,643
10/17	$10,342	$10,754	$10,651
11/17	$10,270	$10,696	$10,571
12/17	$10,331	$10,808	$10,699
1/18	$10,243	$10,681	$10,579
2/18	$10,223	$10,649	$10,544
3/18	$10,270	$10,688	$10,585
4/18	$10,244	$10,650	$10,542
5/18	$10,339	$10,772	$10,658
6/18	$10,368	$10,781	$10,667
7/18	$10,394	$10,807	$10,687
8/18	$10,424	$10,835	$10,712
9/18	$10,371	$10,765	$10,645
10/18	$10,317	$10,698	$10,590
11/18	$10,412	$10,817	$10,704
12/18	$10,506	$10,946	$10,828
1/19	$10,587	$11,029	$10,915
2/19	$10,641	$11,088	$10,971
3/19	$10,763	$11,263	$11,122
4/19	$10,777	$11,306	$11,148
5/19	$10,899	$11,462	$11,285
6/19	$10,939	$11,504	$11,327
7/19	$11,018	$11,597	$11,421
8/19	$11,181	$11,780	$11,567
9/19	$11,107	$11,685	$11,482
10/19	$11,102	$11,706	$11,508
11/19	$11,113	$11,735	$11,540
12/19	$11,139	$11,771	$11,567
1/20	$11,332	$11,983	$11,745
2/20	$11,456	$12,137	$11,862
3/20	$11,072	$11,697	$11,544
4/20	$10,971	$11,550	$11,473
5/20	$11,323	$11,918	$11,832
6/20	$11,406	$12,016	$11,882
7/20	$11,559	$12,218	$12,048
8/20	$11,526	$12,161	$12,011
9/20	$11,535	$12,163	$12,019
10/20	$11,499	$12,127	$11,976
11/20	$11,666	$12,310	$12,126
12/20	$11,731	$12,385	$12,167
1/21	$11,781	$12,464	$12,230
2/21	$11,617	$12,266	$12,060
3/21	$11,635	$12,341	$12,115
4/21	$11,728	$12,445	$12,198
5/21	$11,777	$12,482	$12,218
6/21	$11,796	$12,516	$12,249
7/21	$11,873	$12,620	$12,338
8/21	$11,834	$12,574	$12,293
9/21	$11,737	$12,483	$12,221
10/21	$11,712	$12,446	$12,196
11/21	$11,790	$12,552	$12,276
12/21	$11,795	$12,573	$12,294
1/22	$11,491	$12,229	$11,997
2/22	$11,409	$12,185	$11,960
3/22	$11,090	$11,790	$11,583
4/22	$10,785	$11,464	$11,262
5/22	$10,895	$11,634	$11,429
6/22	$10,737	$11,443	$11,239
7/22	$10,997	$11,746	$11,538
8/22	$10,734	$11,488	$11,277
9/22	$10,368	$11,047	$10,802
10/22	$10,285	$10,956	$10,730
11/22	$10,712	$11,468	$11,237
12/22	$10,719	$11,501	$11,263
1/23	$10,997	$11,831	$11,590
2/23	$10,750	$11,564	$11,304
3/23	$10,924	$11,820	$11,565
4/23	$10,919	$11,793	$11,533
5/23	$10,821	$11,691	$11,427
6/23	$10,901	$11,808	$11,548
7/23	$10,942	$11,855	$11,585
8/23	$10,801	$11,684	$11,399
9/23	$10,462	$11,342	$11,024
10/23	$10,292	$11,245	$10,922
11/23	$10,955	$11,959	$11,680
12/23	$11,201	$12,237	$11,962
1/24	$11,216	$12,174	$11,884
2/24	$11,215	$12,190	$11,902
3/24	$11,246	$12,190	$11,903
4/24	$11,168	$12,039	$11,753
5/24	$11,136	$12,003	$11,714
6/24	$11,311	$12,187	$11,904
7/24	$11,377	$12,299	$12,004
8/24	$11,462	$12,396	$12,089
9/24	$11,573	$12,518	$12,211
10/24	$11,429	$12,335	$12,028
11/24	$11,637	$12,549	$12,248
12/24	$11,477	$12,366	$12,060
1/25	$11,507	$12,428	$12,126
2/25	$11,616	$12,551	$12,252
3/25	$11,406	$12,338	$12,042
4/25	$11,342	$12,239	$11,929
5/25	$11,260	$12,247	$11,950
6/25	$11,358	$12,323	$12,013
7/25	$11,296	$12,298	$11,987
8/25	$11,430	$12,405	$12,082

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	(0.24)%	(0.16)%	1.68%
Class A with 3.25% Maximum Sales Charge	(3.45)%	(0.82)%	1.34%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Virginia Municipal Bond Index	(0.06)%	0.12%	1.91%

AssetsNet	$ 60,552,659
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 175,608
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$60,552,659
# of Portfolio Holdings	83
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$175,608

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	10.7%
B	0.1%
BB	3.2%
BBB	8.7%
A	7.6%
AA	43.0%
AAA	26.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.1%
Electric Utilities	3.8%
Bond Bank	5.4%
Lease Rev./Cert. of Participation	6.1%
Education	6.3%
Housing	8.3%
Senior Living/Life Care	10.2%
Hospital	12.3%
Transportation	12.9%
Water and Sewer	13.7%
General Obligations	16.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000013159
Shareholder Report [Line Items]
Fund Name	Eaton Vance Virginia Municipal Income Fund
Class Name	Class C
Trading Symbol	ECVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Virginia Municipal Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	1.51%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.51%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance

↓ Security selections in AA-rated bonds also weighed on Index-relative returns

↑ Security selections in BBB-rated bonds helped Index-relative returns during the period

↑ An underweight position and security selections in the education sector contributed to returns during the period

↑ An out-of-Index exposure to variable-rate demand notes — typically considered defensive investments — also contributed to returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index	Bloomberg Virginia Municipal Bond Index
8/15	$10,000	$10,000	$10,000
9/15	$10,039	$10,072	$10,069
10/15	$10,087	$10,112	$10,108
11/15	$10,147	$10,153	$10,138
12/15	$10,219	$10,224	$10,194
1/16	$10,336	$10,346	$10,316
2/16	$10,351	$10,362	$10,342
3/16	$10,376	$10,395	$10,367
4/16	$10,459	$10,472	$10,435
5/16	$10,485	$10,500	$10,452
6/16	$10,648	$10,667	$10,602
7/16	$10,636	$10,673	$10,607
8/16	$10,647	$10,688	$10,610
9/16	$10,601	$10,634	$10,575
10/16	$10,531	$10,523	$10,473
11/16	$10,262	$10,130	$10,093
12/16	$10,322	$10,249	$10,219
1/17	$10,376	$10,317	$10,291
2/17	$10,412	$10,389	$10,357
3/17	$10,423	$10,411	$10,376
4/17	$10,482	$10,487	$10,458
5/17	$10,588	$10,653	$10,605
6/17	$10,551	$10,615	$10,572
7/17	$10,585	$10,701	$10,643
8/17	$10,633	$10,782	$10,713
9/17	$10,564	$10,727	$10,643
10/17	$10,506	$10,754	$10,651
11/17	$10,436	$10,696	$10,571
12/17	$10,489	$10,808	$10,699
1/18	$10,404	$10,681	$10,579
2/18	$10,371	$10,649	$10,544
3/18	$10,398	$10,688	$10,585
4/18	$10,372	$10,650	$10,542
5/18	$10,467	$10,772	$10,658
6/18	$10,489	$10,781	$10,667
7/18	$10,509	$10,807	$10,687
8/18	$10,533	$10,835	$10,712
9/18	$10,481	$10,765	$10,645
10/18	$10,415	$10,698	$10,590
11/18	$10,498	$10,817	$10,704
12/18	$10,592	$10,946	$10,828
1/19	$10,661	$11,029	$10,915
2/19	$10,706	$11,088	$10,971
3/19	$10,826	$11,263	$11,122
4/19	$10,835	$11,306	$11,148
5/19	$10,954	$11,462	$11,285
6/19	$10,985	$11,504	$11,327
7/19	$11,065	$11,597	$11,421
8/19	$11,220	$11,780	$11,567
9/19	$11,124	$11,685	$11,482
10/19	$11,127	$11,706	$11,508
11/19	$11,119	$11,735	$11,540
12/19	$11,151	$11,771	$11,567
1/20	$11,333	$11,983	$11,745
2/20	$11,454	$12,137	$11,862
3/20	$11,064	$11,697	$11,544
4/20	$10,944	$11,550	$11,473
5/20	$11,294	$11,918	$11,832
6/20	$11,364	$12,016	$11,882
7/20	$11,523	$12,218	$12,048
8/20	$11,463	$12,161	$12,011
9/20	$11,466	$12,163	$12,019
10/20	$11,442	$12,127	$11,976
11/20	$11,599	$12,310	$12,126
12/20	$11,653	$12,385	$12,167
1/21	$11,692	$12,464	$12,230
2/21	$11,514	$12,266	$12,060
3/21	$11,538	$12,341	$12,115
4/21	$11,616	$12,445	$12,198
5/21	$11,654	$12,482	$12,218
6/21	$11,666	$12,516	$12,249
7/21	$11,730	$12,620	$12,338
8/21	$11,702	$12,574	$12,293
9/21	$11,597	$12,483	$12,221
10/21	$11,556	$12,446	$12,196
11/21	$11,620	$12,552	$12,276
12/21	$11,619	$12,573	$12,294
1/22	$11,317	$12,229	$11,997
2/22	$11,240	$12,185	$11,960
3/22	$10,912	$11,790	$11,583
4/22	$10,597	$11,464	$11,262
5/22	$10,703	$11,634	$11,429
6/22	$10,546	$11,443	$11,239
7/22	$10,784	$11,746	$11,538
8/22	$10,533	$11,488	$11,277
9/22	$10,165	$11,047	$10,802
10/22	$10,074	$10,956	$10,730
11/22	$10,487	$11,468	$11,237
12/22	$10,489	$11,501	$11,263
1/23	$10,756	$11,831	$11,590
2/23	$10,494	$11,564	$11,304
3/23	$10,671	$11,820	$11,565
4/23	$10,648	$11,793	$11,533
5/23	$10,558	$11,691	$11,427
6/23	$10,624	$11,808	$11,548
7/23	$10,656	$11,855	$11,585
8/23	$10,515	$11,684	$11,399
9/23	$10,173	$11,342	$11,024
10/23	$10,007	$11,245	$10,922
11/23	$10,639	$11,959	$11,680
12/23	$10,878	$12,237	$11,962
1/24	$10,874	$12,174	$11,884
2/24	$10,883	$12,190	$11,902
3/24	$10,906	$12,190	$11,903
4/24	$10,806	$12,039	$11,753
5/24	$10,788	$12,003	$11,714
6/24	$10,938	$12,187	$11,904
7/24	$11,005	$12,299	$12,004
8/24	$11,075	$12,396	$12,089
9/24	$11,168	$12,518	$12,211
10/24	$11,039	$12,335	$12,028
11/24	$11,215	$12,549	$12,248
12/24	$11,058	$12,366	$12,060
1/25	$11,094	$12,428	$12,126
2/25	$11,186	$12,551	$12,252
3/25	$10,985	$12,338	$12,042
4/25	$10,897	$12,239	$11,929
5/25	$10,808	$12,247	$11,950
6/25	$10,918	$12,323	$12,013
7/25	$10,833	$12,298	$11,987
8/25	$11,131	$12,405	$12,082

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(1.01)%	(0.89)%	1.08%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(1.97)%	(0.89)%	1.08%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Virginia Municipal Bond Index	(0.06)%	0.12%	1.91%

AssetsNet	$ 60,552,659
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 175,608
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$60,552,659
# of Portfolio Holdings	83
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$175,608

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	10.7%
B	0.1%
BB	3.2%
BBB	8.7%
A	7.6%
AA	43.0%
AAA	26.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.1%
Electric Utilities	3.8%
Bond Bank	5.4%
Lease Rev./Cert. of Participation	6.1%
Education	6.3%
Housing	8.3%
Senior Living/Life Care	10.2%
Hospital	12.3%
Transportation	12.9%
Water and Sewer	13.7%
General Obligations	16.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000063953
Shareholder Report [Line Items]
Fund Name	Eaton Vance Virginia Municipal Income Fund
Class Name	Class I
Trading Symbol	EVAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Virginia Municipal Income Fund for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	0.56%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight allocation to bonds with 4% coupon rates detracted from Index-relative returns during the period

↓ An overweight exposure to bonds with 17+ years to maturity also hurt performance

↓ Security selections in AA-rated bonds also weighed on Index-relative returns

↑ Security selections in BBB-rated bonds helped Index-relative returns during the period

↑ An underweight position and security selections in the education sector contributed to returns during the period

↑ An out-of-Index exposure to variable-rate demand notes — typically considered defensive investments — also contributed to returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index	Bloomberg Virginia Municipal Bond Index
8/15	$1,000,000	$1,000,000	$1,000,000
9/15	$1,006,001	$1,007,244	$1,006,938
10/15	$1,010,647	$1,011,249	$1,010,837
11/15	$1,016,556	$1,015,269	$1,013,778
12/15	$1,026,289	$1,022,402	$1,019,371
1/16	$1,038,610	$1,034,601	$1,031,556
2/16	$1,040,766	$1,036,228	$1,034,171
3/16	$1,042,854	$1,039,511	$1,036,659
4/16	$1,052,588	$1,047,154	$1,043,491
5/16	$1,056,071	$1,049,987	$1,045,172
6/16	$1,073,441	$1,066,690	$1,060,244
7/16	$1,072,764	$1,067,342	$1,060,725
8/16	$1,074,658	$1,068,782	$1,061,033
9/16	$1,071,408	$1,063,448	$1,057,457
10/16	$1,065,495	$1,052,291	$1,047,301
11/16	$1,038,638	$1,013,045	$1,009,310
12/16	$1,045,841	$1,024,938	$1,021,886
1/17	$1,051,082	$1,031,695	$1,029,145
2/17	$1,056,959	$1,038,859	$1,035,702
3/17	$1,058,809	$1,041,115	$1,037,632
4/17	$1,065,998	$1,048,669	$1,045,792
5/17	$1,075,839	$1,065,312	$1,060,461
6/17	$1,073,651	$1,061,492	$1,057,176
7/17	$1,078,146	$1,070,080	$1,064,258
8/17	$1,084,033	$1,078,223	$1,071,272
9/17	$1,078,201	$1,072,741	$1,064,296
10/17	$1,073,712	$1,075,359	$1,065,128
11/17	$1,066,563	$1,069,601	$1,057,053
12/17	$1,071,827	$1,080,781	$1,069,854
1/18	$1,064,256	$1,068,057	$1,057,894
2/18	$1,062,403	$1,064,866	$1,054,390
3/18	$1,066,025	$1,068,796	$1,058,544
4/18	$1,063,582	$1,064,982	$1,054,224
5/18	$1,074,975	$1,077,177	$1,065,835
6/18	$1,078,141	$1,078,096	$1,066,711
7/18	$1,081,027	$1,080,712	$1,068,732
8/18	$1,084,370	$1,083,488	$1,071,172
9/18	$1,079,022	$1,076,473	$1,064,468
10/18	$1,073,571	$1,069,844	$1,058,996
11/18	$1,082,260	$1,081,686	$1,070,421
12/18	$1,092,193	$1,094,637	$1,082,812
1/19	$1,102,163	$1,102,912	$1,091,499
2/19	$1,107,975	$1,108,817	$1,097,107
3/19	$1,119,469	$1,126,345	$1,112,163
4/19	$1,122,497	$1,130,578	$1,114,829
5/19	$1,135,393	$1,146,164	$1,128,526
6/19	$1,139,665	$1,150,397	$1,132,662
7/19	$1,148,158	$1,159,668	$1,142,084
8/19	$1,165,271	$1,177,960	$1,156,674
9/19	$1,156,357	$1,168,517	$1,148,192
10/19	$1,157,488	$1,170,611	$1,150,776
11/19	$1,157,304	$1,173,539	$1,153,972
12/19	$1,161,700	$1,177,122	$1,156,681
1/20	$1,182,027	$1,198,271	$1,174,539
2/20	$1,195,145	$1,213,723	$1,186,181
3/20	$1,155,349	$1,169,698	$1,154,401
4/20	$1,143,542	$1,155,018	$1,147,342
5/20	$1,180,369	$1,191,761	$1,183,215
6/20	$1,189,198	$1,201,569	$1,188,210
7/20	$1,206,838	$1,221,807	$1,204,833
8/20	$1,202,187	$1,216,074	$1,201,072
9/20	$1,203,229	$1,216,332	$1,201,914
10/20	$1,201,273	$1,212,678	$1,197,612
11/20	$1,218,816	$1,230,978	$1,212,582
12/20	$1,225,835	$1,238,477	$1,216,663
1/21	$1,231,261	$1,246,369	$1,223,004
2/21	$1,214,298	$1,226,566	$1,206,043
3/21	$1,216,458	$1,234,131	$1,211,546
4/21	$1,226,321	$1,244,482	$1,219,762
5/21	$1,230,115	$1,248,195	$1,221,768
6/21	$1,232,368	$1,251,622	$1,224,886
7/21	$1,240,629	$1,262,003	$1,233,822
8/21	$1,238,256	$1,257,371	$1,229,293
9/21	$1,228,290	$1,248,297	$1,222,114
10/21	$1,224,370	$1,244,647	$1,219,590
11/21	$1,232,736	$1,255,243	$1,227,560
12/21	$1,233,496	$1,257,268	$1,229,359
1/22	$1,201,945	$1,222,853	$1,199,702
2/22	$1,195,097	$1,218,472	$1,195,974
3/22	$1,161,942	$1,178,973	$1,158,308
4/22	$1,128,785	$1,146,363	$1,126,221
5/22	$1,140,405	$1,163,392	$1,142,855
6/22	$1,125,720	$1,144,338	$1,123,867
7/22	$1,151,513	$1,174,573	$1,153,822
8/22	$1,125,758	$1,148,831	$1,127,738
9/22	$1,086,101	$1,104,738	$1,080,168
10/22	$1,079,134	$1,095,550	$1,073,047
11/22	$1,124,013	$1,146,793	$1,123,703
12/22	$1,124,920	$1,150,076	$1,126,293
1/23	$1,154,254	$1,183,112	$1,158,979
2/23	$1,126,962	$1,156,360	$1,130,415
3/23	$1,147,041	$1,182,017	$1,156,489
4/23	$1,145,049	$1,179,316	$1,153,336
5/23	$1,135,068	$1,169,097	$1,142,732
6/23	$1,145,179	$1,180,808	$1,154,819
7/23	$1,148,083	$1,185,479	$1,158,489
8/23	$1,133,496	$1,168,413	$1,139,854
9/23	$1,098,197	$1,134,168	$1,102,353
10/23	$1,080,555	$1,124,516	$1,092,163
11/23	$1,150,209	$1,195,902	$1,168,034
12/23	$1,177,889	$1,223,697	$1,196,159
1/24	$1,178,027	$1,217,448	$1,188,381
2/24	$1,179,780	$1,219,011	$1,190,180
3/24	$1,183,215	$1,218,973	$1,190,349
4/24	$1,173,560	$1,203,876	$1,175,254
5/24	$1,172,074	$1,200,344	$1,171,392
6/24	$1,189,003	$1,218,743	$1,190,355
7/24	$1,197,785	$1,229,852	$1,200,404
8/24	$1,206,828	$1,239,551	$1,208,870
9/24	$1,217,042	$1,251,802	$1,221,137
10/24	$1,203,840	$1,233,550	$1,202,769
11/24	$1,224,163	$1,254,858	$1,224,827
12/24	$1,207,548	$1,236,589	$1,205,985
1/25	$1,212,664	$1,242,787	$1,212,561
2/25	$1,224,334	$1,255,109	$1,225,161
3/25	$1,202,462	$1,233,838	$1,204,208
4/25	$1,194,183	$1,223,898	$1,192,946
5/25	$1,185,762	$1,224,684	$1,194,978
6/25	$1,197,970	$1,232,308	$1,201,318
7/25	$1,189,998	$1,229,819	$1,198,679
8/25	$1,204,692	$1,240,508	$1,208,200

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	(0.18)%	0.04%	1.88%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%
Bloomberg Virginia Municipal Bond Index	(0.06)%	0.12%	1.91%

AssetsNet	$ 60,552,659
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 175,608
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$60,552,659
# of Portfolio Holdings	83
Portfolio Turnover Rate	75%
Total Advisory Fees Paid	$175,608

Holdings [Text Block]

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	10.7%
B	0.1%
BB	3.2%
BBB	8.7%
A	7.6%
AA	43.0%
AAA	26.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Credit Quality Explanation [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	4.1%
Electric Utilities	3.8%
Bond Bank	5.4%
Lease Rev./Cert. of Participation	6.1%
Education	6.3%
Housing	8.3%
Senior Living/Life Care	10.2%
Hospital	12.3%
Transportation	12.9%
Water and Sewer	13.7%
General Obligations	16.9%
Footnote	Description
Footnote*	Sectors less than 3% each

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122